UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Seminnual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,036.20	$ 3.64**
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61**
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,032.10	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,031.90	$ 7.86
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Total Bond
Actual	$ 1,000.00	$ 1,037.70	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,037.20	$ 2.68
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.72%**
Class T	.79%
Class B	1.55%
Class C	1.56%
Total Bond	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .82% and the expenses paid in the actual and hypothetical examples above would have been $4.14 and $4.11, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 52.5%	U.S. Government and U.S. Government Agency Obligations 46.1%
AAA 14.7%	AAA 10.8%
AA 4.5%	AA 3.3%
A 5.0%	A 6.2%
BBB 12.9%	BBB 16.0%
BB and Below 9.5%	BB and Below 8.6%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets 7.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.7	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 21.8%		Corporate Bonds 24.8%
	U.S. Government and U.S. Government Agency Obligations 52.5%		U.S. Government and U.S. Government Agency Obligations 46.1%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 8.3%
	CMOs and Other Mortgage Related Securities 11.0%		CMOs and Other Mortgage Related Securities 8.8%
	Other Investments 5.1%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	9.3%	** Foreign investments	8.9%
* Futures and Swaps	16.1%	** Futures and Swaps	14.4%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Corporate Bonds - 8.8%
		Principal Amount	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 47,874
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	99,250
Tenneco, Inc. 8.625% 11/15/14		555,000	579,975
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)		120,000	126,900
9% 7/1/15		500,000	545,000
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,308
Visteon Corp. 7% 3/10/14		690,000	607,200
			2,051,633
Automobiles - 0.0%
General Motors Corp.:
6.375% 5/1/08		800,000	795,000
8.25% 7/15/23		800,000	744,000
			1,539,000
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		340,000	367,200
Carriage Services, Inc. 7.875% 1/15/15		650,000	664,625
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	315,750
10.25% 6/1/16		300,000	325,500
Service Corp. International 6.5% 3/15/08		75,000	75,188
			1,748,263
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13		105,000	108,544
Chukchansi Economic Development Authority 8% 11/15/13 (g)		200,000	208,000
FelCor Lodging LP 9% 6/1/11 (i)		150,000	159,938
Festival Fun Parks LLC 10.875% 4/15/14		250,000	258,125
Gaylord Entertainment Co.:
6.75% 11/15/14		1,050,000	1,023,750
8% 11/15/13		225,000	232,875
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc.:
7% 11/15/14		$ 250,000	$ 244,375
8.125% 6/1/12		70,000	71,925
Host Marriott LP:
6.375% 3/15/15		250,000	246,875
6.75% 6/1/16		100,000	100,500
7.125% 11/1/13		35,000	35,613
ITT Corp. 7.375% 11/15/15		250,000	260,313
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,385,000
MGM Mirage, Inc.:
6% 10/1/09		50,000	49,938
6.75% 9/1/12		500,000	499,375
6.875% 4/1/16		135,000	131,625
7.625% 1/15/17		620,000	630,850
8.375% 2/1/11		180,000	189,450
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,400
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	404,250
Penn National Gaming, Inc. 6.875% 12/1/11		80,000	79,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09		225,000	234,000
Royal Caribbean Cruises Ltd.:
7.25% 6/15/16		190,000	197,769
yankee 7.5% 10/15/27		125,000	125,625
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)		30,000	30,788
Sbarro, Inc. 10.375% 2/1/15 (g)		70,000	72,800
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (g)(i)		780,000	785,850
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	70,525
7.25% 5/1/12		350,000	352,625
Six Flags, Inc.:
8.875% 2/1/10		400,000	398,000
9.625% 6/1/14		1,090,000	1,051,850
9.75% 4/15/13		420,000	409,500
Snoqualmie Entertainment Authority 9.125% 2/1/15 (g)		80,000	82,400
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	99,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	269,093
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc. 6.75% 2/15/14		$ 310,000	$ 307,675
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		40,000	31,200
9% 1/15/12		280,000	289,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		40,000	42,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,054,700
			13,267,421
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		480,000	489,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	46,815
6.5% 1/15/14		100,000	95,750
8.875% 4/1/12		10,000	10,150
KB Home 7.25% 6/15/18		100,000	98,375
Sealy Mattress Co. 8.25% 6/15/14		50,000	52,625
Technical Olympic USA, Inc. 8.25% 4/1/11 (g)		200,000	193,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		390,000	425,100
WCI Communities, Inc. 9.125% 5/1/12		35,000	34,475
			1,445,890
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	500,000
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	580,781
Cablemas SA de CV 9.375% 11/15/15		500,000	556,250
Cablevision Systems Corp.:
8% 4/15/12		185,000	187,313
9.87% 4/1/09 (i)		340,000	359,550
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	151,388
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		290,000	302,325
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		100,000	105,750
10.25% 9/15/10		615,000	650,363
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		$ 370,000	$ 386,650
Cinemark, Inc. 0% 3/15/14 (d)		100,000	89,750
Comcast Corp. 6.45% 3/15/37		7,845,000	8,208,592
Cox Communications, Inc. 6.45% 12/1/36 (g)		2,730,000	2,844,685
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(i)		460,000	456,550
8.125% 7/15/09		365,000	377,775
Dex Media, Inc.:
0% 11/15/13 (d)		95,000	87,638
0% 11/15/13 (d)		5,000	4,613
8% 11/15/13		260,000	271,050
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	448,875
6.625% 10/1/14		400,000	402,000
7.125% 2/1/16		750,000	774,375
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,715
Liberty Media Corp.:
5.7% 5/15/13		450,000	425,813
8.5% 7/15/29		630,000	656,335
LodgeNet Entertainment Corp. 9.5% 6/15/13		440,000	470,800
News America Holdings, Inc. 7.75% 12/1/45		170,000	203,044
News America, Inc. 6.2% 12/15/34		5,330,000	5,356,122
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	672,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(g)		300,000	210,750
10% 8/1/14 (g)		400,000	434,500
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	90,930
Paxson Communications Corp.:
8.61% 1/15/12 (g)(i)		700,000	714,000
11.61% 1/15/13 (g)(i)		400,000	419,000
Quebecor Media, Inc. 7.75% 3/15/16		450,000	455,063
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		280,000	296,100
10.375% 9/1/14 (g)		30,000	33,413
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc.:
6.5% 3/1/11		$ 815,000	$ 847,559
9% 2/15/17 (g)		300,000	298,500
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,000,000	1,263,346
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,627,569
Valassis Communications, Inc. 8.25% 3/1/15 (g)		500,000	499,375
Visant Holding Corp. 8.75% 12/1/13		450,000	479,813
			35,953,020
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15		100,000	109,880
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		60,000	61,350
9% 6/15/12		265,000	277,588
AutoNation, Inc. 7% 4/15/14		50,000	50,750
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	970,600
Michaels Stores, Inc. 10% 11/1/14 (g)		300,000	322,500
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	90,450
Sally Holdings LLC:
9.25% 11/15/14 (g)		160,000	165,200
10.5% 11/15/16 (g)		230,000	238,050
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,309,275
Toys 'R' US, Inc. 7.875% 4/15/13		330,000	305,250
United Auto Group, Inc. 9.625% 3/15/12		50,000	52,375
			3,843,388
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)		180,000	184,050
Jostens IH Corp. 7.625% 10/1/12		190,000	192,850
Levi Strauss & Co.:
8.875% 4/1/16		100,000	107,500
9.75% 1/15/15		180,000	197,775
10.11% 4/1/12 (i)		320,000	326,720
12.25% 12/15/12		315,000	348,075
Warnaco, Inc. 8.875% 6/15/13		300,000	319,500
			1,676,470
TOTAL CONSUMER DISCRETIONARY			62,134,965
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 251,577
7.75% 6/15/26		210,000	215,250
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		365,000	388,725
Stater Brothers Holdings, Inc. 8.125% 6/15/12		330,000	337,425
SUPERVALU, Inc. 7.5% 11/15/14		785,000	820,325
			2,013,302
Food Products - 0.1%
Bertin Ltda 10.25% 10/5/16 (g)		205,000	220,888
Gruma SA de CV 7.75%		425,000	438,813
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	387,575
NPI Merger Corp. 9.4% 10/15/13 (g)(i)		20,000	20,650
Pierre Foods, Inc. 9.875% 7/15/12		540,000	554,850
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	83,800
			2,067,076
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	96,250
Tobacco - 0.0%
Reynolds American, Inc. 7.3% 7/15/15		195,000	206,944
TOTAL CONSUMER STAPLES			4,383,572
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)		130,000	129,350
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		50,000	51,250
7.75% 5/15/17		100,000	103,750
Complete Production Services, Inc. 8% 12/15/16 (g)		470,000	479,400
Hanover Compressor Co.:
7.5% 4/15/13		480,000	486,000
8.625% 12/15/10		20,000	20,800
Hanover Equipment Trust 8.75% 9/1/11		50,000	51,750
Universal Compression, Inc. 7.25% 5/15/10		290,000	295,800
			1,618,100
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
ANR Pipeline, Inc. 9.625% 11/1/21		$ 350,000	$ 472,938
Arch Western Finance LLC 6.75% 7/1/13		350,000	346,500
Atlas Pipeline Partners LP 8.125% 12/15/15		290,000	300,513
Berry Petroleum Co. 8.25% 11/1/16		320,000	318,400
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	528,675
8.875% 2/1/17 (g)		210,000	213,150
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	295,875
6.625% 1/15/16		225,000	225,000
6.875% 1/15/16		350,000	354,375
7.5% 9/15/13		300,000	313,125
7.625% 7/15/13		200,000	211,500
7.75% 1/15/15		430,000	447,200
Colorado Interstate Gas Co.:
5.95% 3/15/15		510,000	510,638
6.8% 11/15/15		80,000	84,600
Drummond Co., Inc. 7.375% 2/15/16 (g)		630,000	604,800
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,240,735
Duke Energy Field Services 6.45% 11/3/36 (g)		2,400,000	2,517,338
El Paso Corp.:
6.375% 2/1/09		455,000	459,960
6.5% 6/1/08		400,000	402,132
7.75% 6/15/10		575,000	610,403
7.875% 6/15/12		1,500,000	1,616,250
El Paso Energy Corp.:
7.375% 12/15/12		5,000	5,294
7.75% 1/15/32		15,000	16,409
8.05% 10/15/30		95,000	106,281
El Paso Production Holding Co. 7.75% 6/1/13		390,000	403,650
Forest Oil Corp. 7.75% 5/1/14		450,000	457,875
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	51,000
Giant Industries, Inc. 8% 5/15/14		130,000	140,400
Massey Energy Co.:
6.625% 11/15/10		40,000	40,200
6.875% 12/15/13		485,000	463,175
Nakilat, Inc. 6.067% 12/31/33 (g)		3,385,000	3,391,567
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	233,567
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35		$ 240,000	$ 233,071
NGC Corp. 7.125% 5/15/18		130,000	129,350
Northwest Pipeline Corp. 7% 6/15/16		300,000	321,750
OPTI Canada, Inc. 8.25% 12/15/14 (g)		635,000	657,225
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	56,100
8.25% 3/15/13		390,000	411,450
Pan American Energy LLC 7.75% 2/9/12 (g)		665,000	678,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		625,000	646,875
7.375% 12/15/14		375,000	413,250
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,336,675
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		964,994	961,375
8.22% 4/1/17 (g)		600,000	595,500
Plains All American Pipeline LP 6.65% 1/15/37 (g)		3,055,000	3,209,604
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	384,150
7.375% 7/15/13		440,000	451,000
Ras Laffan LNG III 6.332% 9/30/27 (g)		1,840,000	1,897,574
Ship Finance International Ltd. 8.5% 12/15/13		330,000	337,425
Southern Star Central Corp. 6.75% 3/1/16		60,000	60,525
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		440,000	446,600
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,250
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	101,250
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		215,000	217,688
Williams Companies, Inc.:
7.125% 9/1/11		255,000	266,475
7.625% 7/15/19		30,000	32,325
7.875% 9/1/21		20,000	21,900
8.125% 3/15/12		280,000	304,136
8.75% 3/15/32		165,000	188,100
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (g)		100,000	105,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 125,000	$ 148,750
yankee 9.125% 2/24/09		150,000	157,125
			32,186,323
TOTAL ENERGY			33,804,423
FINANCIALS - 1.8%
Capital Markets - 0.2%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	455,400
7.875% 12/1/15		400,000	430,000
8% 6/15/11		815,000	851,675
JPMorgan Chase Capital XX 6.55% 9/29/36		6,015,000	6,264,292
			8,001,367
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (i)		2,090,000	2,069,100
Bank of America NA 6% 10/15/36		3,525,000	3,670,011
Development Bank of Philippines 8.375% (i)		575,000	609,500
HSBC Holdings PLC 6.5% 5/2/36		500,000	548,152
KeyCorp Capital Trust VII 5.7% 6/15/35		4,340,000	4,168,457
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		100,000	104,000
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		725,000	785,755
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		560,000	581,000
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		320,000	340,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	322,500
			13,199,275
Consumer Finance - 0.2%
Ford Motor Credit Co.:
5.7% 1/15/10		190,000	183,221
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
6.625% 6/16/08		$ 840,000	$ 842,181
7% 10/1/13		1,050,000	1,002,750
8% 12/15/16		220,000	217,250
8.11% 1/13/12 (i)		220,000	220,550
8.625% 11/1/10		900,000	933,297
9.81% 4/15/12 (i)		1,000,000	1,077,500
9.875% 8/10/11		300,000	323,688
General Motors Acceptance Corp.:
6.75% 12/1/14		1,135,000	1,140,675
6.875% 9/15/11		950,000	961,875
8% 11/1/31		1,300,000	1,443,000
Triad Acquisition Corp. 11.125% 5/1/13		55,000	50,325
			8,396,312
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	334,400
Cerro Negro Finance Ltd.:
7.33% 12/1/09		192,700	188,846
7.33% 12/1/09 (g)		61,100	59,878
Citigroup, Inc. 6.125% 8/25/36		8,375,000	8,855,290
Credit Suisse London Branch 7.65% 9/7/11		425,000	436,475
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		500,000	532,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (g)		290,000	289,638
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	7,262,817
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		500,000	513,125
TMK Capital SA 8.5% 9/29/09		900,000	933,750
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,045,350
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		110,000	112,750
9.75% 2/15/17 (g)		80,000	82,000
			20,646,819
Insurance - 0.1%
AMBAC Financial Group, Inc. 6.15% 2/15/37		2,555,000	2,540,656
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		40,000	40,900
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HMB Capital Trust V 8.99% 12/15/36 (g)(i)		$ 270,000	$ 267,300
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	464,025
iStar Financial, Inc. 5.95% 10/15/13 (g)		300,000	304,630
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	880,875
7% 1/15/16		400,000	404,000
Reckson Operating Partnership LP 6% 3/31/16		741,000	733,183
Rouse Co. 5.375% 11/26/13		100,000	95,657
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	645,183
8.625% 1/15/12		750,000	819,375
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	100,000
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	873,650
6.75% 4/1/17		310,000	315,425
			6,095,328
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		915,000	889,838
8.125% 6/1/12		485,000	494,700
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		420,000	413,700
Realogy Corp. 6.5% 10/15/16 (g)		3,210,000	3,359,105
			5,259,343
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	45,393
TOTAL FINANCIALS			64,184,493
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	86,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	340,225
Community Health Systems, Inc. 6.5% 12/15/12		80,000	79,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,650
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10		$ 110,000	$ 116,325
CRC Health Group, Inc. 10.75% 2/1/16		350,000	385,000
DaVita, Inc.:
6.625% 3/15/13		290,000	289,638
7.25% 3/15/15		615,000	619,613
HCA, Inc.:
6.3% 10/1/12		215,000	200,219
6.5% 2/15/16		320,000	274,400
9.125% 11/15/14 (g)		440,000	468,600
9.25% 11/15/16 (g)		1,055,000	1,131,488
9.625% 11/15/16 pay-in-kind (g)		290,000	313,200
HealthSouth Corp. 10.75% 6/15/16 (g)		300,000	333,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	360,500
Multiplan, Inc. 10.375% 4/15/16 (g)		485,000	503,188
ResCare, Inc. 7.75% 10/15/13		490,000	501,025
Rural/Metro Corp.:
0% 3/15/16 (d)		150,000	115,875
9.875% 3/15/15		180,000	190,800
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		100,000	111,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	104,750
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	351,563
6.5% 6/1/12		15,000	13,875
7.375% 2/1/13		675,000	632,813
9.25% 2/1/15		1,000,000	1,000,000
U.S. Oncology, Inc.:
9% 8/15/12		280,000	299,250
10.75% 8/15/14		80,000	89,300
			8,922,647
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (d)		100,000	80,250
Mylan Laboratories, Inc. 6.375% 8/15/15		60,000	59,250
			139,500
TOTAL HEALTH CARE			9,062,147
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 300,000	$ 300,375
Bombardier, Inc.:
6.3% 5/1/14 (g)		340,000	325,550
6.75% 5/1/12 (g)		355,000	354,113
8% 11/15/14 (g)		160,000	167,200
Esterline Technologies Corp. 6.625% 3/1/17 (g)		330,000	330,825
			1,478,063
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	51,364
6.977% 11/23/22		328,043	330,660
7.377% 5/23/19		100,852	99,592
7.379% 11/23/17		34,237	33,552
AMR Corp. 9% 8/1/12		485,000	512,888
Continental Airlines, Inc.:
8.495% 6/2/13 (i)		100,000	102,000
9.558% 9/1/19		270,555	298,964
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		84,282	85,125
7.73% 9/15/12		21,945	22,219
8.499% 11/1/12		23,360	23,827
9.798% 4/1/21		380,641	420,609
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		1,450,000	855,500
8.3% 12/15/29 (c)		1,000,000	595,000
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12		72,733	73,278
Northwest Airlines, Inc. 9.875% 3/15/07 (c)		600,000	573,000
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10		24,160	24,160
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,404,865	1,425,938
7.186% 10/1/12		3,481,224	3,539,987
			9,067,663
Building Products - 0.0%
Nortek, Inc. 8.5% 9/1/14		100,000	101,500
Commercial Services & Supplies - 0.1%
Adesa, Inc. 7.625% 6/15/12		250,000	261,250
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 445,000	$ 446,113
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	361,675
7.125% 5/15/16		400,000	404,000
7.25% 3/15/15		800,000	816,000
7.875% 4/15/13		120,000	124,950
Aramark Corp.:
8.5% 2/1/15 (g)		440,000	456,500
8.86% 2/1/15 (g)(i)		130,000	134,063
Cenveo Corp. 7.875% 12/1/13		463,000	450,268
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	368,756
7.75% 10/1/16		400,000	422,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	354,375
Rental Service Corp. 9.5% 12/1/14 (g)		330,000	352,275
			4,952,225
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17		130,000	136,663
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	222,200
			358,863
Industrial Conglomerates - 0.1%
Nell AF Sarl 8.375% 8/15/15 (g)		75,000	79,125
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)		3,075,000	3,201,127
			3,280,252
Machinery - 0.0%
Case New Holland, Inc. 7.125% 3/1/14		350,000	361,375
Chart Industries, Inc. 9.125% 10/15/15 (g)		40,000	42,400
Columbus McKinnon Corp. 8.875% 11/1/13		20,000	21,200
Commercial Vehicle Group, Inc. 8% 7/1/13		330,000	330,000
Invensys PLC 9.875% 3/15/11 (g)		49,000	52,614
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	194,500
			1,002,089
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		126,000	119,700
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	348,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		$ 490,000	$ 503,475
OMI Corp. 7.625% 12/1/13		95,000	96,425
			1,068,200
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)		400,000	408,000
7.75% 5/15/16 (g)		400,000	408,000
Hertz Corp.:
8.875% 1/1/14		700,000	754,250
10.5% 1/1/16		360,000	409,500
Kansas City Southern Railway Co. 7.5% 6/15/09		400,000	408,000
TFM SA de CV 9.375% 5/1/12		65,000	69,550
			2,457,300
Trading Companies & Distributors - 0.1%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	423,000
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	325,500
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	290,813
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	171,600
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	445,000
Penhall International Corp. 12% 8/1/14 (g)		250,000	270,000
VWR International, Inc.:
6.875% 4/15/12		30,000	29,700
8% 4/15/14		30,000	30,450
			1,986,063
TOTAL INDUSTRIALS			25,752,218
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		520,000	518,050
Lucent Technologies, Inc. 6.5% 1/15/28		400,000	362,000
Nortel Networks Corp.:
9.61% 7/15/11 (g)(i)		200,000	213,500
10.125% 7/15/13 (g)		500,000	551,250
			1,644,800
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		1,180,000	1,184,425
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
NXP BV:
7.875% 10/15/14 (g)		$ 340,000	$ 351,050
9.5% 10/15/15 (g)		295,000	305,325
			656,375
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		120,000	114,600
7.75% 1/15/15		300,000	304,500
8.625% 4/1/13		210,000	215,250
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,251,375
10.25% 8/15/15		700,000	757,750
			2,643,475
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,925
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	62,563
9.25% 6/1/16		515,000	526,588
Avago Technologies Finance Ltd. 10.125% 12/1/13		600,000	636,000
Conexant Systems, Inc. 9.11% 11/15/10 (g)(i)		250,000	257,500
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		760,000	771,400
9.125% 12/15/14 pay-in-kind (g)		570,000	576,441
9.25% 12/15/14 (g)(i)		290,000	296,177
10.125% 12/15/16 (g)		700,000	714,000
Viasystems, Inc. 10.5% 1/15/11		480,000	489,600
			4,330,269
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16		50,000	49,000
Open Solutions, Inc. 9.75% 2/1/15 (g)		90,000	93,038
Serena Software, Inc. 10.375% 3/15/16		230,000	249,550
			391,588
TOTAL INFORMATION TECHNOLOGY			10,983,857
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - 0.5%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 410,000	$ 451,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)		550,000	484,000
Equistar Chemicals LP 7.55% 2/15/26		350,000	345,625
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	418,206
Huntsman International LLC 9.875% 3/1/09		71,000	72,775
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	327,825
Lyondell Chemical Co.:
8% 9/15/14		500,000	528,750
10.875% 5/1/09		55,000	55,619
Nalco Co. 7.75% 11/15/11		630,000	651,263
Pliant Corp. 0.225% 6/15/09 (e)		60,000	60,000
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		375,000	403,125
			3,798,188
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		30,000	30,900
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	357,000
			387,900
Containers & Packaging - 0.1%
Ball Corp. 6.625% 3/15/18		500,000	500,000
BWAY Corp. 10% 10/15/10		105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		200,000	209,500
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	104,475
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12		50,000	50,500
9.875% 10/15/14		395,000	404,875
Graphic Packaging International, Inc. 8.5% 8/15/11		120,000	124,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		15,000	14,888
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,675
8.875% 2/15/09		350,000	357,000
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,500
7.5% 5/15/10		395,000	403,888
7.8% 5/15/18		45,000	46,350
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07		$ 410,000	$ 410,000
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		40,000	44,500
Vitro SAB de CV 8.625% 2/1/12 (g)		505,000	511,313
			3,358,214
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		345,000	364,956
CSN Islands X Corp. (Reg. S) 9.5%		151,000	158,157
Evraz Group SA 8.25% 11/10/15		415,000	424,877
Evraz Securities SA 10.875% 8/3/09		500,000	546,900
FMG Finance Property Ltd.:
9.3694% 9/1/11 (g)(i)		150,000	157,125
10% 9/1/13 (g)		130,000	139,425
10.625% 9/1/16 (g)		195,000	220,838
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	384,375
10.125% 2/1/10		45,000	47,250
Newmont Mining Corp. 5.875% 4/1/35		200,000	192,353
Novelis, Inc. 7.25% 2/15/15		460,000	478,400
PNA Group, Inc. 10.75% 9/1/16 (g)		130,000	139,425
RathGibson, Inc. 11.25% 2/15/14		50,000	53,313
Tube City IMS Corp. 9.75% 2/1/15 (g)		50,000	52,250
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,760,073
			6,119,717
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14		30,000	29,400
8.235% 10/15/12 (i)		30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	480,375
Georgia-Pacific Corp.:
7.125% 1/15/17 (g)		400,000	399,000
7.375% 12/1/25		15,000	14,625
7.75% 11/15/29		10,000	10,075
8% 1/15/24		130,000	132,275
8.125% 5/15/11		605,000	642,813
Glatfelter 7.125% 5/1/16		230,000	233,450
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	112,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 400,000	$ 408,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	396,000
			2,888,213
TOTAL MATERIALS			16,552,232
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,192,174
British Telecommunications PLC 8.875% 12/15/30		145,000	203,846
Embarq Corp. 6.738% 6/1/13		85,000	88,241
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
Hanarotelecom, Inc. 7% 2/1/12 (g)		160,000	162,000
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(i)		280,000	286,300
Intelsat Ltd.:
6.5% 11/1/13		40,000	36,350
7.625% 4/15/12		20,000	19,650
9.25% 6/15/16 (g)		850,000	937,125
11.25% 6/15/16 (g)		1,400,000	1,585,500
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		360,000	361,368
9.25% 11/1/14 (g)		310,000	318,122
12.25% 3/15/13		1,050,000	1,225,875
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		75,000	80,438
NTL Cable PLC:
8.75% 4/15/14		300,000	315,000
9.125% 8/15/16		610,000	646,600
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		370,000	373,700
Qwest Capital Funding, Inc.:
7% 8/3/09		50,000	50,625
7.25% 2/15/11		285,000	290,700
7.625% 8/3/21		20,000	20,200
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,404,200
7.5% 2/15/14		60,000	62,250
8.86% 2/15/09 (i)		340,000	343,400
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
7.5% 10/1/14		$ 500,000	$ 532,500
7.625% 6/15/15		610,000	654,988
8.61% 6/15/13 (i)		90,000	98,325
SBC Communications, Inc.:
6.15% 9/15/34		500,000	509,286
6.45% 6/15/34		220,000	231,324
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	8,407,412
Telecom Italia Capital SA:
6% 9/30/34		500,000	467,438
7.2% 7/18/36		3,620,000	3,894,363
Telefonica de Argentina SA 9.125% 11/7/10		154,000	164,780
Telefonica Emisiones SAU 7.045% 6/20/36		8,825,000	9,785,637
Telenet Group Holding NV 0% 6/15/14 (d)(g)		52,000	48,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	377,813
U.S. West Communications:
6.875% 9/15/33		415,000	400,475
7.5% 6/15/23		300,000	304,125
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,330,161
Windstream Corp.:
8.125% 8/1/13		200,000	216,500
8.625% 8/1/16		350,000	384,125
			44,193,651
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35		780,000	785,487
American Tower Corp. 7.5% 5/1/12		105,000	108,675
Centennial Communications Corp. 10% 1/1/13		450,000	486,000
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		310,000	320,075
Cricket Communications, Inc. 9.375% 11/1/14 (g)		480,000	504,000
Digicel Group Ltd. 8.875% 1/15/15 (g)		490,000	478,975
Digicel Ltd. 9.25% 9/1/12 (g)		820,000	869,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,000,000	961,250
8.375% 3/15/13		1,000,000	1,050,000
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (i)		195,000	208,894
Megafon SA 8% 12/10/09		200,000	207,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		$ 600,000	$ 631,500
Millicom International Cellular SA 10% 12/1/13		285,000	312,788
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		536,000	562,800
8.375% 10/14/10 (g)		1,085,000	1,143,373
Nextel Communications, Inc. 7.375% 8/1/15		150,000	155,223
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		110,000	109,447
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		400,000	415,520
Rogers Communications, Inc. 8% 12/15/12		355,000	378,963
Rural Cellular Corp. 8.25% 3/15/12		360,000	373,500
Stratos Global Corp. 9.875% 2/15/13		150,000	150,000
Telecom Personal SA 9.25% 12/22/10 (g)		785,000	821,306
			11,033,976
TOTAL TELECOMMUNICATION SERVICES			55,227,627
UTILITIES - 0.7%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	74,550
Chivor SA E.S.P. 9.75% 12/30/14 (g)		493,000	554,625
Commonwealth Edison Co. 5.4% 12/15/11		1,608,000	1,609,598
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		400,000	401,000
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	411,000
8.5% 10/1/21		350,000	356,125
National Power Corp. 6.875% 11/2/16 (g)		100,000	102,125
Nevada Power Co.:
5.875% 1/15/15		40,000	40,684
6.5% 4/15/12		50,000	52,103
6.5% 5/15/18		790,000	819,941
Reliant Energy, Inc. 6.75% 12/15/14		400,000	414,000
Sierra Pacific Power Co. 6% 5/15/16		50,000	50,375
Sierra Pacific Resources 7.803% 6/15/12		290,000	308,125
			5,194,251
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16		600,000	640,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp. 6.75% 5/15/09		$ 25,000	$ 25,594
NiSource Finance Corp. 5.45% 9/15/20		1,905,000	1,822,413
Sonat, Inc.:
6.625% 2/1/08		20,000	20,100
6.75% 10/1/07		15,000	15,038
Transportadora de Gas del Sur SA:
7.2% 12/15/10 (Reg. S) (e)		727,037	725,219
8% 12/15/13 (e)		295,000	300,900
8% 12/15/13 (e)(g)		50,000	51,000
8% 12/15/13 (e)		204,800	207,360
			3,808,124
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		1,400,000	1,468,250
8.75% 6/15/08		2,000	2,064
8.75% 5/15/13 (g)		35,000	37,363
8.875% 2/15/11		982,000	1,058,105
9% 5/15/15 (g)		625,000	668,750
9.375% 9/15/10		7,000	7,604
9.5% 6/1/09		19,000	20,259
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		170,000	181,900
8.25% 4/15/12 (g)		90,000	98,325
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,049,325
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,322,750
7.375% 2/1/16		1,280,000	1,305,600
Tenaska Alabama Partners LP 7% 6/30/21 (g)		480,593	482,996
TXU Corp. 5.55% 11/15/14		3,140,000	2,865,564
			10,568,855
Multi-Utilities - 0.2%
CMS Energy Corp.:
6.3% 2/1/12		760,000	773,300
8.5% 4/15/11		545,000	596,094
9.875% 10/15/07		135,000	138,038
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.125% 4/1/36		$ 4,405,000	$ 4,553,629
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	111,038
			6,172,099
TOTAL UTILITIES			25,743,329
TOTAL NONCONVERTIBLE BONDS			307,828,863
TOTAL CORPORATE BONDS (Cost $293,188,087)			307,876,737
U.S. Government and Government Agency Obligations - 21.8%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
4.375% 7/17/13		8,745,000	8,493,905
5% 2/16/12		8,000,000	8,059,368
Freddie Mac:
5.25% 7/18/11		100,000,000	101,683,500
5.25% 11/5/12		280,000	279,172
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			118,911,379
U.S. Treasury Inflation Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,195,480	3,074,649
2% 1/15/14		121,429,487	120,043,947
2.375% 4/15/11		32,532,480	32,848,723
3.5% 1/15/11		23,188,200	24,423,936
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			180,391,255
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bond stripped principal:
2/15/15		78,530,000	54,817,160
5/15/30		35,870,000	12,013,006
U.S. Treasury Bonds 6.25% 5/15/30		98,028,000	118,644,465
U.S. Treasury Notes stripped principal:
2/15/12		75,970,000	60,964,709
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13 (f)		$ 66,769,000	$ 65,814,404
4.5% 9/30/11		41,855,000	41,819,047
4.75% 1/31/12 (h)		71,382,000	72,113,452
4.75% 5/15/14 (f)		33,615,000	34,050,953
TOTAL U.S. TREASURY OBLIGATIONS			460,237,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $746,656,439)			759,539,830
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.7%
3.837% 10/1/33 (i)		3,278,574	3,244,214
4.685% 5/1/35 (i)		3,932,179	3,923,379
5% 3/1/37 (h)		112,810,011	109,372,611
5.097% 5/1/35 (i)		3,493,795	3,504,370
5.299% 12/1/35 (i)		1,619,947	1,624,146
5.322% 2/1/36 (i)		2,727,254	2,735,425
5.5% 3/1/37 (h)		50,000,000	49,569,455
5.5% 3/1/37 (h)		54,265,689	53,798,413
6% 3/1/22 (h)		1,458,555	1,480,867
6% 3/1/37 (h)		45,000,000	45,370,733
6% 3/1/37 (h)		20,000,000	20,164,770
6.5% 3/1/37 (h)		8,682,350	8,849,739
TOTAL FANNIE MAE			303,638,122
Freddie Mac - 1.2%
6% 3/1/37 (h)		39,946,113	40,292,370
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $338,676,823)			343,930,492
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)		118,433	118,652
Class M2, 6.42% 2/25/34 (i)		125,000	125,988
Asset-Backed Securities - continued
		Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)		$ 46,919	$ 46,953
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (g)(i)		2,590,000	2,590,000
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (g)(i)		185,478	188,260
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (i)		725,000	721,304
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (i)		350,453	351,366
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (i)		425,000	425,390
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,511,899
Class D, 7.16% 1/15/13 (g)		160,000	160,356
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)		340,000	341,607
Class C, 5.77% 5/20/10 (g)		325,000	328,172
Class D, 6.15% 4/20/11 (g)		550,000	558,070
Capmark VII Ltd. Series 2006-7A Class H, 6.87% 8/20/36 (g)(i)		500,000	485,625
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (g)(i)		290,000	249,944
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(i)		250,000	246,455
Class F, 7.07% 12/25/46 (g)(i)		250,000	246,445
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		1,470,519	1,452,578
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)		410,000	411,303
Series 2004-3 Class M1, 5.82% 6/25/34 (i)		75,000	75,301
Series 2005-1:
Class MV1, 5.72% 7/25/35 (i)		185,000	185,405
Class MV2, 5.76% 7/25/35 (i)		220,000	220,817
Series 2005-3 Class MV1, 5.74% 8/25/35 (i)		4,750,000	4,758,805
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	240,835
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)		25,000	25,024
Class M4, 6.22% 3/25/34 (i)		25,000	25,051
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	1,185,499
Asset-Backed Securities - continued
		Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class D, 6.89% 5/15/13 (g)		$ 915,000	$ 922,189
Fremont Home Loan Trust Series 2004-A Class M1, 5.87% 1/25/34 (i)		225,000	225,112
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		1,425,000	1,415,267
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (i)		249,683	249,683
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (g)(i)		250,000	247,138
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (i)		20,726	20,743
Series 2004-3 Class M2, 6.52% 8/25/34 (i)		120,000	121,006
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	100,000
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)		86,173	86,297
Class M2, 5.81% 1/20/35 (i)		65,212	65,435
Kent Funding III Ltd. Series 2006-3A Class D, 8.46% 10/31/36 (i)		249,665	240,927
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (g)(i)		417,015	416,864
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (i)		150,000	105,155
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (i)		80,000	80,322
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)		94,311	94,916
Class M2, 5.87% 7/25/34 (i)		25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (i)		90,000	90,124
Series 2003-NC8 Class M1, 6.02% 9/25/33 (i)		34,998	35,040
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (i)		10,311	10,321
Series 2002-NC1 Class M1, 6.52% 2/25/32 (g)(i)		138,907	139,004
Series 2002-NC3 Class M1, 6.4% 8/25/32 (i)		75,000	75,052
Newcastle CDO VIII Series 2006-8A Class 10, 7.57% 11/1/52 (g)(i)		250,000	243,750
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (i)		75,000	75,346
Class M4, 6.295% 6/25/34 (i)		125,000	125,695
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (i)		1,884,665	1,884,898
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 6.15% 1/25/35 (i)		750,000	754,063
Asset-Backed Securities - continued
		Principal Amount	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6763% 12/15/26 (g)(i)		$ 185,000	$ 185,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (i)		260,000	263,008
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (g)(i)		100,000	61,700
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (g)(i)		4,670,000	4,670,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	1,405,970
Wachovia Ltd./Wachovia LLC Series 2006-1A Class J, 8.1156% 9/25/26 (g)(i)		500,000	500,550
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (g)(i)		1,330,000	1,164,950
TOTAL ASSET-BACKED SECURITIES (Cost $33,563,015)			33,377,685
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (i)		205,140	189,319
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		339,269	183,205
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (i)		70,235	70,871
Series 2004-7 Class 15B4, 5.3048% 8/25/19 (g)(i)		83,513	76,487
Series 2004-B Class 1A1, 3.5013% 3/25/34 (i)		255,192	256,204
Series 2004-C Class 1A1, 3.3242% 4/25/34 (i)		207,074	211,546
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)		16,569,748	2,089,445
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (i)		7,445,944	7,460,290
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		127,619	120,670
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		94,890	84,535
Series 2003-35 Class B, 4.639% 9/25/18 (i)		184,213	166,748
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (i)		101,025	101,179
Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)		40,310	40,377
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)		$ 16,440	$ 16,444
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (i)		52,226	52,306
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(i)		400,539	363,927
Series 2004-3 Class DB4, 5.8427% 4/25/34 (i)		119,675	79,414
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(i)		250,000	254,375
Class G, 6.78% 3/18/11 (g)(i)		250,000	251,052
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		173,477	147,001
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (g)(i)		400,000	400,000
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (g)(i)		253,455	254,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)		157,142	157,377
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)		633,794	2,380
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (i)		4,165,000	3,545,456
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)		231,078	231,561
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (g)(i)		41,964	42,593
Class B4, 6.97% 6/10/35 (g)(i)		37,301	38,047
Class B5, 7.57% 6/10/35 (g)(i)		27,976	28,535
Class B6, 8.07% 6/10/35 (g)(i)		13,988	14,380
Series 2004-B:
Class B4, 6.42% 2/10/36 (g)(i)		95,701	97,232
Class B5, 6.87% 2/10/36 (g)(i)		95,701	96,897
Class B6, 7.32% 2/10/36 (g)(i)		95,701	97,137
Series 2004-C:
Class B4, 6.27% 9/10/36 (g)(i)		96,525	97,973
Class B5, 6.67% 9/10/36 (g)(i)		96,525	97,491
Class B6, 7.07% 9/10/36 (g)(i)		96,525	97,491
RESIX Finance Ltd. Series 2007-A Class BB, 8.67% 3/15/37 (g)(i)		500,000	500,000
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.6406% 3/20/35 (i)		176,589	177,087
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (i)		$ 553,424	$ 555,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (g)(i)		530,000	343,016
Series 2006-BC5 Class B, 7.82% 12/25/36 (i)		1,050,000	891,697
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (i)		7,929,661	7,922,040
Wells Fargo Mortgage Backed Securities Trust Series 2003-12 Class B6, 4.75% 11/25/18 (g)		331,401	184,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,317,171)			28,088,262
Commercial Mortgage Securities - 0.7%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.2674% 2/14/29 (g)(i)		750,000	816,182
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,638,477
Class B5, 7.525% 4/14/29		129,000	127,367
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (g)		97,351	107,192
Class BWH, 9.073% 10/11/37 (g)		97,351	113,464
Class BWJ, 9.99% 10/11/37 (g)		97,351	117,324
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (g)(i)		50,000	50,000
Class J, 7.27% 11/15/15 (g)(i)		55,000	54,978
Class K, 7.92% 11/15/15 (g)(i)		50,000	49,950
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (g)(i)		190,000	190,202
Class F, 6.07% 7/14/20 (g)(i)		110,000	110,117
Class G, 6.2% 7/14/20 (g)(i)		100,000	100,106
Class H, 6.42% 7/14/20 (g)(i)		100,000	100,106
Series 2006-ESH:
Class A, 6.18% 7/14/11 (g)(i)		212,580	212,607
Class B, 6.28% 7/14/11 (g)(i)		106,007	105,951
Class C, 6.43% 7/14/11 (g)(i)		212,297	212,324
Class D, 7.061% 7/14/11 (g)(i)		123,385	123,469
Commercial Mortgage Securities - continued
		Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.68% 4/25/34 (g)(i)		$ 218,243	$ 218,653
Series 2004-2 Class A, 5.75% 8/25/34 (g)(i)		253,878	254,750
Series 2004-3:
Class A1, 5.69% 1/25/35 (g)(i)		239,217	239,852
Class A2, 5.74% 1/25/35 (g)(i)		34,174	34,270
Class M1, 5.82% 1/25/35 (g)(i)		34,174	34,297
Class M2, 6.32% 1/25/35 (g)(i)		34,174	34,467
Citigroup Commercial Mortgage Trust Series 2006-FL2:
Class CNP3, 6.52% 8/16/21 (g)(i)		5,182,308	5,182,308
Class HFL, 6.27% 8/16/21 (g)(i)		400,000	400,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (g)(i)		28,571	28,641
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	520,470
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	577,980
Commercial Mortgage pass thru certificates Series 2001-J1A Class G, 6.9914% 2/14/34 (g)(i)		500,000	532,763
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		500,000	550,982
Series 2003-C3 Class J, 4.231% 5/15/38 (g)		300,000	273,145
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)(h)		500,000	566,738
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8751% 4/29/39 (g)(i)		318,427	323,403
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,863,645	5,732,262
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (g)		200,000	202,922
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	511,927
Series 2003-J10 Class B2, 6.75% 4/15/29 (i)		500,000	508,926
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (g)(i)		250,000	245,504
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (g)(i)		250,000	250,000
Series 1998-GLII Class G, 6.9707% 4/13/31 (g)(i)		600,000	634,228
Series 2006-RR2:
Class M, 5.6941% 6/1/46 (g)(i)		100,000	73,882
Class N, 5.6941% 6/1/46 (g)(i)		100,000	67,485
Commercial Mortgage Securities - continued
		Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (g)(i)		$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(i)		100,000	94,509
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	271,731
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		366,860	477,128
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (g)	CAD	107,000	77,246
Class G, 4.456% 4/12/17 (g)	CAD	54,000	37,876
Class H, 4.456% 4/12/17 (g)	CAD	36,000	22,155
Class J, 4.456% 4/12/17 (g)	CAD	36,000	20,587
Class K, 4.456% 4/12/18 (g)	CAD	18,000	9,128
Class L, 4.456% 4/12/18 (g)	CAD	26,000	12,521
Class M, 4.456% 4/12/18 (g)	CAD	130,000	41,590
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(i)		165,000	165,938
Class F6, 6.5% 2/18/34 (g)(i)		37,000	36,574
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		90,000	90,506
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,891,884)			24,087,160
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		434,135	497,084
3% 4/30/13 (i)		275,625	243,431
5.475% 8/3/12 (i)		1,901,250	1,804,540
7% 3/28/11		1,450,000	1,432,842
7% 9/12/13		1,585,000	1,520,235
Brazilian Federative Republic:
8% 1/15/18		496,000	555,272
8.25% 1/20/34		410,000	507,170
8.75% 2/4/25		280,000	352,800
11% 8/17/40		1,890,000	2,525,040
12.25% 3/6/30		595,000	1,010,013
12.75% 1/15/20		290,000	457,475
Central Bank of Nigeria promissory note 5.092% 1/5/10		629,570	605,615
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
City of Kiev 8.75% 8/8/08		$ 100,000	$ 103,500
Colombian Republic:
7.16% 11/16/15 (i)		355,000	374,525
7.375% 9/18/37		205,000	218,940
11.75% 2/25/20		347,000	506,620
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,476
6.1875% 8/30/24 (i)		1,700,000	1,691,500
9.04% 1/23/18 (g)		530,094	610,403
9.5% 9/27/11		955,127	1,021,031
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,905,000	1,619,250
euro par 5% 2/28/25		153,000	109,395
Indonesian Republic 6.75% 3/10/14		975,000	1,018,875
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		200,000	206,000
Peruvian Republic:
6.25% 3/7/27 (i)		340,000	339,150
7.35% 7/21/25		275,000	308,688
euro Brady past due interest 5% 3/7/17 (i)		1,436,400	1,429,218
Philippine Republic:
8.25% 1/15/14		1,105,000	1,234,838
8.875% 3/17/15		380,000	444,600
9% 2/15/13		630,000	722,925
9.875% 1/15/19		985,000	1,267,006
10.625% 3/16/25		715,000	1,017,088
Republic of Fiji 6.875% 9/13/11		200,000	190,000
Republic of Iraq 5.8% 1/15/28 (g)		500,000	326,875
Republic of Lebanon:
7.125% 3/5/10		50,000	48,625
7.75% 9/7/12		400,000	386,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,029,600
8.6044% 11/30/09 (g)(i)		105,000	104,606
8.6044% 11/30/09 (i)		1,400,000	1,394,750
8.625% 6/20/13		150,000	150,375
Republic of Serbia 3.75% 11/1/24 (e)(g)		365,000	344,925
Russian Federation:
5% 3/31/30 (Reg. S) (e)		3,827,000	4,338,861
12.75% 6/24/28 (Reg. S)		590,000	1,070,850
State of Qatar 9.75% 6/15/30 (Reg. S)		75,000	113,438
Turkish Republic:
6.875% 3/17/36		725,000	684,219
7% 9/26/16		1,390,000	1,409,113
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic: - continued
7.375% 2/5/25		$ 210,000	$ 213,938
11% 1/14/13		1,545,000	1,881,810
11.75% 6/15/10		975,000	1,143,188
11.875% 1/15/30		1,050,000	1,601,250
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		825,000	835,634
Ukraine Government 8.775% 8/5/09 (i)		1,600,000	1,697,920
United Mexican States:
7.5% 4/8/33		575,000	681,950
8.3% 8/15/31		815,000	1,047,275
11.5% 5/15/26		50,000	80,650
Uruguay Republic 8% 11/18/22		781,902	875,730
Venezuelan Republic:
6% 12/9/20		470,000	425,820
6.36% 4/20/11 (i)		1,025,000	1,017,313
7.65% 4/21/25		795,000	842,700
9.25% 9/15/27		620,000	774,380
10.75% 9/19/13		840,000	1,019,340
13.625% 8/15/18		578,000	849,660
euro Brady FLIRB B 6.25% 3/31/07 (i)		11,900	11,900
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		90,000	77,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,686,872)			52,489,640
Nonconvertible Preferred Stocks - 0.0%
Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $587,600)	520	613,600
Floating Rate Loans - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5782% 10/25/07 (i)	$ 276,000	$ 276,000
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (i)	10,000	10,100
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	500,000	506,250
		516,350
TOTAL CONSUMER DISCRETIONARY		792,350
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	250,000	253,125
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (i)	300,000	300,000
		553,125
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 7.07% 12/27/12 (i)	20,000	20,200
TOTAL FINANCIALS		573,325
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.86% 3/16/08 (i)	300,000	303,750
TOTAL FLOATING RATE LOANS (Cost $1,658,216)		1,669,425
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 4.5% 12/14/19 (i)	128,000	123,200
- Credit Suisse First Boston 6.25% 3/28/13 (i)	104,268	103,226
- Deutsche Bank 6.25% 3/28/13 (i)	12,273	12,150
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $227,420)		238,576
Fixed-Income Funds - 56.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	1,465,596	$ 146,149,224
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	2,007,210	201,343,193
Fidelity Corporate Bond 1-10 Year Central Fund (j)	4,048,762	409,856,150
Fidelity Floating Rate Central Fund (j)	1,264,870	127,777,167
Fidelity Mortgage Backed Securities Central Fund (j)	5,412,716	541,271,587
Fidelity Ultra-Short Central Fund (j)	5,418,458	538,215,433
TOTAL FIXED-INCOME FUNDS (Cost $1,944,569,571)		1,964,612,754
Preferred Securities - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Communicacoes e Partcipacoes LTDA 9.375%	$ 1,540,000	1,597,964
Net Servicos de Comunicacao SA 9.25% (g)	635,000	646,488
		2,244,452
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	1,968,000	2,072,064
TOTAL PREFERRED SECURITIES (Cost $4,209,900)		4,316,516
Cash Equivalents - 12.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 1,771,262	1,771,000
(Collateralized by U.S. Government Obligations) #	316,447,894	316,401,000
(Collateralized by U.S. Government Obligations) # (b)	101,109,996	101,095,000
TOTAL CASH EQUIVALENTS (Cost $419,267,000)		419,267,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $3,885,499,998)		3,940,107,677
NET OTHER ASSETS - (13.0)%		(453,511,458)
NET ASSETS - 100%		$ 3,486,596,219
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 134,000	$ (3,926)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	134,000	(4,150)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(4,915)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	(843)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(1,829)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(1,507)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 100,000	$ (4,020)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(5,207)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	112,375	(2,803)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	62,527	(838)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	13,745	(104)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(51,558)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ (821)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(55,509)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(132,960)
TOTAL CREDIT DEFAULT SWAPS		4,960,647	(270,990)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(21,967)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(21,718)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(7,739)
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	335,648
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	76,733
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 20,000,000	$ 483,062
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	617,976
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	1,455,780
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,146,237
Receive semi-annually a fixed rate of 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	616,680
TOTAL INTEREST RATE SWAPS		393,635,000	5,680,692
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	614,747
		$ 448,595,647	$ 6,024,449
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,216,099 or 3.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,771,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 73,554
BNP Paribas Securities Corp.	72,328
Banc of America Securities LLC	163,853
Bank of America, NA	245,179
Barclays Capital, Inc.	431,513
Bear Stearns & Co., Inc.	49,036
Citigroup Global Markets, Inc.	49,036
Countrywide Securities Corp.	245,179
Goldman, Sachs & Co.	24,518
Societe Generale, New York Branch	73,554
UBS Securities LLC	343,250
$ 1,771,000
Repurchase Agreement / Counterparty	Value
$316,401,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 13,140,846
BNP Paribas Securities Corp.	12,921,832
Banc of America Securities LLC	29,273,505
Bank of America, NA	43,802,822
Barclays Capital, Inc.	77,092,967
Bear Stearns & Co., Inc.	8,760,564
Citigroup Global Markets, Inc.	8,760,564
Countrywide Securities Corp.	43,802,822
Goldman, Sachs & Co.	4,380,282
Societe Generale, New York Branch	13,140,846
UBS Securities LLC	61,323,950
$ 316,401,000
$101,095,000 due 3/1/07 at 5.34%
Banc of America Securities LLC	$ 101,095,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,012,985
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,086,527
Fidelity Corporate Bond 1-10 Year Central Fund	6,887,975
Fidelity Floating Rate Central Fund	4,067,628
Fidelity Mortgage Backed Securities Central Fund	6,292,591
Fidelity Ultra-Short Central Fund	12,264,326
Total	$ 35,612,032

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 146,504,007*	$ -	$ 146,149,224	6.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	200,661,212*	-	201,343,193	6.0%
Fidelity Corporate Bond 1-10 Year Central Fund	-	405,231,150*	-	409,856,150	5.9%
Fidelity Floating Rate Central Fund	66,958,885	60,001,004	-	127,777,167	6.1%
Fidelity Mortgage Backed Securities Central Fund	-	540,773,172*	-	541,271,587	7.0%
Fidelity Ultra-Short Central Fund	414,088,852	124,999,961	-	538,215,433	4.0%
Total	$ 481,047,737	$ 1,478,170,506	$ -	$ 1,964,612,754
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $99,113,235 and repurchase agreements of $419,267,000) - See accompanying schedule: Unaffiliated issuers (cost $1,940,930,427)	$ 1,975,494,923
Fidelity Central Funds (cost $1,944,569,571)	1,964,612,754
Total Investments (cost $3,885,499,998)		$ 3,940,107,677
Cash		1,028,167
Receivable for investments sold		19,098,274
Receivable for swap agreements		5,656
Receivable for fund shares sold		9,626,522
Interest receivable		12,332,541
Distributions receivable from Fidelity Central Funds		8,480,481
Swap agreements, at value		6,024,449
Receivable from investment adviser for expense reductions		131
Other receivables		5,250
Total assets		3,996,709,148

Liabilities
Payable for investments purchased Regular delivery	$ 3,396,946
Delayed delivery	401,028,423
Payable for fund shares redeemed	2,451,240
Distributions payable	628,603
Accrued management fee	895,945
Distribution fees payable	21,136
Other affiliated payables	376,210
Other payables and accrued expenses	219,426
Collateral on securities loaned, at value	101,095,000
Total liabilities		510,112,929

Net Assets		$ 3,486,596,219
Net Assets consist of:
Paid in capital		$ 3,411,696,221
Undistributed net investment income		10,911,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,356,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,631,941
Net Assets		$ 3,486,596,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,923,044 ÷ 2,083,531 shares)	$ 10.52

Maximum offering price per share (100/95.25 of $10.52)	$ 11.04
Class T: Net Asset Value and redemption price per share ($30,772,124 ÷ 2,927,056 shares)	$ 10.51

Maximum offering price per share (100/96.50 of $10.51)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,206,785 ÷ 304,683 shares)A	$ 10.52

Class C: Net Asset Value and offering price per share ($12,236,709 ÷ 1,162,936 shares)A	$ 10.52

Total Bond: Net Asset Value, offering price and redemption price per share ($3,410,179,529 ÷ 324,124,242 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,278,028 ÷ 787,415 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2007

Investment Income
Dividends		$ 148,774
Interest		43,551,800
Income from Fidelity Central Funds		35,612,032
Total income		79,312,606

Expenses
Management fee	$ 4,669,401
Transfer agent fees	1,493,365
Distribution fees	92,028
Fund wide operations fee	457,629
Independent trustees' compensation	4,559
Miscellaneous	5,283
Total expenses before reductions	6,722,265
Expense reductions	(18,236)	6,704,029
Net investment income		72,608,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,196,566
Foreign currency transactions	1,006
Swap agreements	272,156
Capital gain distributions from Fidelity Central Funds	58,264
Total net realized gain (loss)		12,527,992
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,605,712
Fidelity Central Funds	5,401,954
Assets and liabilities in foreign currencies	(187)
Swap agreements	1,800,795
Total change in net unrealized appreciation (depreciation)		23,808,274
Net gain (loss)		36,336,266
Net increase (decrease) in net assets resulting from operations		$ 108,944,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007	One month ended August 31, 2006*	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,608,577	$ 10,616,308	$ 35,183,424
Net realized gain (loss)	12,527,992	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation)	23,808,274	23,254,821	12,947,897
Net increase (decrease) in net assets resulting from operations	108,944,843	35,530,317	42,218,825
Distributions to shareholders from net investment income	(67,270,811)	(9,317,974)	(31,840,595)
Distributions to shareholders from net realized gain	(4,857,769)	-	(1,679,853)
Total distributions	(72,128,580)	(9,317,974)	(33,520,448)
Share transactions - net increase (decrease)	1,010,746,175	92,507,042	1,879,857,353
Total increase (decrease) in net assets	1,047,562,438	118,719,385	1,888,555,730

Net Assets
Beginning of period	2,439,033,781	2,320,314,396	431,758,666
End of period (including undistributed net investment income of $10,911,115, $5,573,349 and $2,168,613, respectively)	$ 3,486,596,219	$ 2,439,033,781	$ 2,320,314,396
* The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.244	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.129	.105	(.294) H	.183	.145
Total from investment operations	.373	.148	.182	.570	.191
Distributions from net investment income	(.226)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.243)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.62%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.72% A	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.72% A	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.72% A	.73% A	.79%	.80%	.80% A
Net investment income	4.74% A	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,923	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.239	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.130	.105	(.296) H	.173	.144
Total from investment operations	.369	.147	.170	.550	.189
Distributions from net investment income	(.222)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.239)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.59%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.87% A	.90%	.90%	.90% A
Net investment income	4.67% A	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,772	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.129	.104	(.296) H	.182	.145
Total from investment operations	.331	.141	.103	.491	.181
Distributions from net investment income	(.184)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.201)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.21%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.92% A	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,207	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.200	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.129	.105	(.293) H	.181	.145
Total from investment operations	.329	.141	.096	.480	.180
Distributions from net investment income	(.182)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.199)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.19%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,237	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.259	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.129	.105	(.290) G	.182	.237	.269
Total from investment operations	.388	.151	.216	.593	.577	.501
Distributions from net investment income	(.241)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.258)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.77%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.01% A	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410,180	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2006 L	2005 L	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.252	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.131	.105	(.294) G	.182	.145
Total from investment operations	.383	.150	.199	.592	.193
Distributions from net investment income	(.236)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.253)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.72%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.54% A	.56%	.61%	.65% A
Net investment income	4.93% A	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,278	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 57,100,586
Unrealized depreciation	(3,229,105)
Net unrealized appreciation (depreciation)	$ 53,871,481
Cost for federal income tax purposes	$ 3,886,236,196

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $779,715,978 and $162,352,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,383	$ 1,914
Class T	0%	.25%	23,899	7,232
Class B	.65%	.25%	12,726	9,351
Class C	.75%	.25%	44,020	20,002
			$ 92,028	$ 38,499

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,669
Class T	7,898
Class B*	5,856
Class C*	2,854
$ 43,277

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,703.22
Class T	18,342.19
Class B	4,168.30
Class C	9,273.21
Total Bond	1,441,028.10
Institutional Class	3,851.18
	$ 1,493,365

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 103,444,744	$ 297,067	1,034,447
2-5 Year Duration Securitized Bond Central Fund	155,193,358	2,283,849	1,551,934
Corporate Bond 1-10 Year Central Fund	335,272,873	6,447,372	3,352,729
Mortgage Backed Securities Central Fund	365,968,286	5,495,809	3,659,683
Total	$ 959,879,261	$ 14,524,097	9,598,793

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,283 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $46,799.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 131

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $13,007. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 5,080
Institutional Class	18
$ 5,098

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
From net investment income
Class A	$ 323,624	$ 18,886	$ 180,734
Class T	404,200	17,679	235,647
Class B	49,395	5,122	75,406
Class C	151,843	5,360	39,421
Total Bond	66,246,678	9,267,073	31,294,037
Institutional Class	95,071	3,854	15,350
Total	$ 67,270,811	$ 9,317,974	$ 31,840,595
From net realized gain
Class A	$ 27,576	$ -	$ 12,832
Class T	34,295	-	23,014
Class B	5,072	-	8,379
Class C	16,001	-	2,940
Total Bond	4,768,190	-	1,632,006
Institutional Class	6,635	-	682
Total	$ 4,857,769	$ -	$ 1,679,853

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	1,807,017	220,612	390,963
Reinvestment of distributions	26,235	1,550	16,805
Shares redeemed	(402,299)	(11,849)	(246,932)
Net increase (decrease)	1,430,953	210,313	160,836
Class T
Shares sold	2,486,610	182,921	395,729
Reinvestment of distributions	39,702	1,650	24,086
Shares redeemed	(205,396)	(24,758)	(517,046)
Net increase (decrease)	2,320,916	159,813	(97,231)
Class B
Shares sold	199,033	15,160	117,578
Reinvestment of distributions	3,593	396	6,955
Shares redeemed	(63,427)	(12,233)	(154,343)
Net increase (decrease)	139,199	3,323	(29,810)
Class C
Shares sold	1,093,114	31,118	167,899
Reinvestment of distributions	13,479	433	3,045
Shares redeemed	(146,295)	(1,096)	(62,848)
Net increase (decrease)	960,298	30,455	108,096
Total Bond
Shares sold	112,814,975	13,049,555	196,541,228
Reinvestment of distributions	6,429,214	844,577	2,948,119
Shares redeemed	(28,143,839)	(5,355,068)	(14,766,457)
Net increase (decrease)	91,100,350	8,539,064	184,722,890
Institutional Class
Shares sold	740,041	12,269	87,064
Reinvestment of distributions	5,659	202	888
Shares redeemed	(60,150)	(1,488)	(7,870)
Net increase (decrease)	685,550	10,983	80,082

Semiannual Report

12. Share Transactions - continued

	Dollars
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	$ 18,894,780	$ 2,282,175	$ 4,048,068
Reinvestment of distributions	274,852	16,100	174,112
Shares redeemed	(4,206,952)	(122,009)	(2,534,797)
Net increase (decrease)	$ 14,962,680	$ 2,176,266	$ 1,687,383
Class T
Shares sold	$ 25,974,637	$ 1,891,613	$ 4,083,246
Reinvestment of distributions	415,571	17,127	249,752
Shares redeemed	(2,147,368)	(254,833)	(5,305,428)
Net increase (decrease)	$ 24,242,840	$ 1,653,907	$ (972,430)
Class B
Shares sold	$ 2,077,608	$ 156,534	$ 1,220,621
Reinvestment of distributions	37,646	4,113	72,205
Shares redeemed	(664,234)	(126,159)	(1,585,560)
Net increase (decrease)	$ 1,451,020	$ 34,488	$ (292,734)
Class C
Shares sold	$ 11,422,129	$ 322,468	$ 1,733,336
Reinvestment of distributions	141,237	4,501	31,492
Shares redeemed	(1,529,837)	(11,362)	(646,689)
Net increase (decrease)	$ 10,033,529	$ 315,607	$ 1,118,139
Total Bond
Shares sold	$ 1,179,189,573	$ 134,816,251	$ 1,999,048,539
Reinvestment of distributions	67,349,263	8,775,005	30,457,852
Shares redeemed	(293,655,834)	(55,377,801)	(152,010,033)
Net increase (decrease)	$ 952,883,002	$ 88,213,455	$ 1,877,496,358
Institutional Class
Shares sold	$ 7,741,078	$ 126,542	$ 891,633
Reinvestment of distributions	59,217	2,101	9,142
Shares redeemed	(627,191)	(15,324)	(80,138)
Net increase (decrease)	$ 7,173,104	$ 113,319	$ 820,637

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

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Fidelity International
Investment Advisors

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Investment Advisors (U.K.) Limited

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Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

TBD-USAN-0407
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(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,036.20	$ 3.64**
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61**
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,032.10	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,031.90	$ 7.86
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Total Bond
Actual	$ 1,000.00	$ 1,037.70	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,037.20	$ 2.68
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.72%**
Class T	.79%
Class B	1.55%
Class C	1.56%
Total Bond	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .82% and the expenses paid in the actual and hypothetical examples above would have been $4.14 and $4.11, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 52.5%	U.S. Government and U.S. Government Agency Obligations 46.1%
AAA 14.7%	AAA 10.8%
AA 4.5%	AA 3.3%
A 5.0%	A 6.2%
BBB 12.9%	BBB 16.0%
BB and Below 9.5%	BB and Below 8.6%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets 7.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.7	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 21.8%		Corporate Bonds 24.8%
	U.S. Government and U.S. Government Agency Obligations 52.5%		U.S. Government and U.S. Government Agency Obligations 46.1%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 8.3%
	CMOs and Other Mortgage Related Securities 11.0%		CMOs and Other Mortgage Related Securities 8.8%
	Other Investments 5.1%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	9.3%	** Foreign investments	8.9%
* Futures and Swaps	16.1%	** Futures and Swaps	14.4%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Corporate Bonds - 8.8%
		Principal Amount	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 47,874
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	99,250
Tenneco, Inc. 8.625% 11/15/14		555,000	579,975
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)		120,000	126,900
9% 7/1/15		500,000	545,000
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,308
Visteon Corp. 7% 3/10/14		690,000	607,200
			2,051,633
Automobiles - 0.0%
General Motors Corp.:
6.375% 5/1/08		800,000	795,000
8.25% 7/15/23		800,000	744,000
			1,539,000
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		340,000	367,200
Carriage Services, Inc. 7.875% 1/15/15		650,000	664,625
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	315,750
10.25% 6/1/16		300,000	325,500
Service Corp. International 6.5% 3/15/08		75,000	75,188
			1,748,263
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13		105,000	108,544
Chukchansi Economic Development Authority 8% 11/15/13 (g)		200,000	208,000
FelCor Lodging LP 9% 6/1/11 (i)		150,000	159,938
Festival Fun Parks LLC 10.875% 4/15/14		250,000	258,125
Gaylord Entertainment Co.:
6.75% 11/15/14		1,050,000	1,023,750
8% 11/15/13		225,000	232,875
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc.:
7% 11/15/14		$ 250,000	$ 244,375
8.125% 6/1/12		70,000	71,925
Host Marriott LP:
6.375% 3/15/15		250,000	246,875
6.75% 6/1/16		100,000	100,500
7.125% 11/1/13		35,000	35,613
ITT Corp. 7.375% 11/15/15		250,000	260,313
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,385,000
MGM Mirage, Inc.:
6% 10/1/09		50,000	49,938
6.75% 9/1/12		500,000	499,375
6.875% 4/1/16		135,000	131,625
7.625% 1/15/17		620,000	630,850
8.375% 2/1/11		180,000	189,450
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,400
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	404,250
Penn National Gaming, Inc. 6.875% 12/1/11		80,000	79,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09		225,000	234,000
Royal Caribbean Cruises Ltd.:
7.25% 6/15/16		190,000	197,769
yankee 7.5% 10/15/27		125,000	125,625
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)		30,000	30,788
Sbarro, Inc. 10.375% 2/1/15 (g)		70,000	72,800
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (g)(i)		780,000	785,850
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	70,525
7.25% 5/1/12		350,000	352,625
Six Flags, Inc.:
8.875% 2/1/10		400,000	398,000
9.625% 6/1/14		1,090,000	1,051,850
9.75% 4/15/13		420,000	409,500
Snoqualmie Entertainment Authority 9.125% 2/1/15 (g)		80,000	82,400
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	99,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	269,093
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc. 6.75% 2/15/14		$ 310,000	$ 307,675
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		40,000	31,200
9% 1/15/12		280,000	289,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		40,000	42,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,054,700
			13,267,421
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		480,000	489,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	46,815
6.5% 1/15/14		100,000	95,750
8.875% 4/1/12		10,000	10,150
KB Home 7.25% 6/15/18		100,000	98,375
Sealy Mattress Co. 8.25% 6/15/14		50,000	52,625
Technical Olympic USA, Inc. 8.25% 4/1/11 (g)		200,000	193,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		390,000	425,100
WCI Communities, Inc. 9.125% 5/1/12		35,000	34,475
			1,445,890
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	500,000
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	580,781
Cablemas SA de CV 9.375% 11/15/15		500,000	556,250
Cablevision Systems Corp.:
8% 4/15/12		185,000	187,313
9.87% 4/1/09 (i)		340,000	359,550
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	151,388
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		290,000	302,325
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		100,000	105,750
10.25% 9/15/10		615,000	650,363
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		$ 370,000	$ 386,650
Cinemark, Inc. 0% 3/15/14 (d)		100,000	89,750
Comcast Corp. 6.45% 3/15/37		7,845,000	8,208,592
Cox Communications, Inc. 6.45% 12/1/36 (g)		2,730,000	2,844,685
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(i)		460,000	456,550
8.125% 7/15/09		365,000	377,775
Dex Media, Inc.:
0% 11/15/13 (d)		95,000	87,638
0% 11/15/13 (d)		5,000	4,613
8% 11/15/13		260,000	271,050
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	448,875
6.625% 10/1/14		400,000	402,000
7.125% 2/1/16		750,000	774,375
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,715
Liberty Media Corp.:
5.7% 5/15/13		450,000	425,813
8.5% 7/15/29		630,000	656,335
LodgeNet Entertainment Corp. 9.5% 6/15/13		440,000	470,800
News America Holdings, Inc. 7.75% 12/1/45		170,000	203,044
News America, Inc. 6.2% 12/15/34		5,330,000	5,356,122
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	672,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(g)		300,000	210,750
10% 8/1/14 (g)		400,000	434,500
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	90,930
Paxson Communications Corp.:
8.61% 1/15/12 (g)(i)		700,000	714,000
11.61% 1/15/13 (g)(i)		400,000	419,000
Quebecor Media, Inc. 7.75% 3/15/16		450,000	455,063
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		280,000	296,100
10.375% 9/1/14 (g)		30,000	33,413
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc.:
6.5% 3/1/11		$ 815,000	$ 847,559
9% 2/15/17 (g)		300,000	298,500
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,000,000	1,263,346
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,627,569
Valassis Communications, Inc. 8.25% 3/1/15 (g)		500,000	499,375
Visant Holding Corp. 8.75% 12/1/13		450,000	479,813
			35,953,020
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15		100,000	109,880
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		60,000	61,350
9% 6/15/12		265,000	277,588
AutoNation, Inc. 7% 4/15/14		50,000	50,750
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	970,600
Michaels Stores, Inc. 10% 11/1/14 (g)		300,000	322,500
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	90,450
Sally Holdings LLC:
9.25% 11/15/14 (g)		160,000	165,200
10.5% 11/15/16 (g)		230,000	238,050
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,309,275
Toys 'R' US, Inc. 7.875% 4/15/13		330,000	305,250
United Auto Group, Inc. 9.625% 3/15/12		50,000	52,375
			3,843,388
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)		180,000	184,050
Jostens IH Corp. 7.625% 10/1/12		190,000	192,850
Levi Strauss & Co.:
8.875% 4/1/16		100,000	107,500
9.75% 1/15/15		180,000	197,775
10.11% 4/1/12 (i)		320,000	326,720
12.25% 12/15/12		315,000	348,075
Warnaco, Inc. 8.875% 6/15/13		300,000	319,500
			1,676,470
TOTAL CONSUMER DISCRETIONARY			62,134,965
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 251,577
7.75% 6/15/26		210,000	215,250
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		365,000	388,725
Stater Brothers Holdings, Inc. 8.125% 6/15/12		330,000	337,425
SUPERVALU, Inc. 7.5% 11/15/14		785,000	820,325
			2,013,302
Food Products - 0.1%
Bertin Ltda 10.25% 10/5/16 (g)		205,000	220,888
Gruma SA de CV 7.75%		425,000	438,813
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	387,575
NPI Merger Corp. 9.4% 10/15/13 (g)(i)		20,000	20,650
Pierre Foods, Inc. 9.875% 7/15/12		540,000	554,850
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	83,800
			2,067,076
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	96,250
Tobacco - 0.0%
Reynolds American, Inc. 7.3% 7/15/15		195,000	206,944
TOTAL CONSUMER STAPLES			4,383,572
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)		130,000	129,350
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		50,000	51,250
7.75% 5/15/17		100,000	103,750
Complete Production Services, Inc. 8% 12/15/16 (g)		470,000	479,400
Hanover Compressor Co.:
7.5% 4/15/13		480,000	486,000
8.625% 12/15/10		20,000	20,800
Hanover Equipment Trust 8.75% 9/1/11		50,000	51,750
Universal Compression, Inc. 7.25% 5/15/10		290,000	295,800
			1,618,100
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
ANR Pipeline, Inc. 9.625% 11/1/21		$ 350,000	$ 472,938
Arch Western Finance LLC 6.75% 7/1/13		350,000	346,500
Atlas Pipeline Partners LP 8.125% 12/15/15		290,000	300,513
Berry Petroleum Co. 8.25% 11/1/16		320,000	318,400
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	528,675
8.875% 2/1/17 (g)		210,000	213,150
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	295,875
6.625% 1/15/16		225,000	225,000
6.875% 1/15/16		350,000	354,375
7.5% 9/15/13		300,000	313,125
7.625% 7/15/13		200,000	211,500
7.75% 1/15/15		430,000	447,200
Colorado Interstate Gas Co.:
5.95% 3/15/15		510,000	510,638
6.8% 11/15/15		80,000	84,600
Drummond Co., Inc. 7.375% 2/15/16 (g)		630,000	604,800
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,240,735
Duke Energy Field Services 6.45% 11/3/36 (g)		2,400,000	2,517,338
El Paso Corp.:
6.375% 2/1/09		455,000	459,960
6.5% 6/1/08		400,000	402,132
7.75% 6/15/10		575,000	610,403
7.875% 6/15/12		1,500,000	1,616,250
El Paso Energy Corp.:
7.375% 12/15/12		5,000	5,294
7.75% 1/15/32		15,000	16,409
8.05% 10/15/30		95,000	106,281
El Paso Production Holding Co. 7.75% 6/1/13		390,000	403,650
Forest Oil Corp. 7.75% 5/1/14		450,000	457,875
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	51,000
Giant Industries, Inc. 8% 5/15/14		130,000	140,400
Massey Energy Co.:
6.625% 11/15/10		40,000	40,200
6.875% 12/15/13		485,000	463,175
Nakilat, Inc. 6.067% 12/31/33 (g)		3,385,000	3,391,567
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	233,567
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35		$ 240,000	$ 233,071
NGC Corp. 7.125% 5/15/18		130,000	129,350
Northwest Pipeline Corp. 7% 6/15/16		300,000	321,750
OPTI Canada, Inc. 8.25% 12/15/14 (g)		635,000	657,225
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	56,100
8.25% 3/15/13		390,000	411,450
Pan American Energy LLC 7.75% 2/9/12 (g)		665,000	678,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		625,000	646,875
7.375% 12/15/14		375,000	413,250
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,336,675
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		964,994	961,375
8.22% 4/1/17 (g)		600,000	595,500
Plains All American Pipeline LP 6.65% 1/15/37 (g)		3,055,000	3,209,604
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	384,150
7.375% 7/15/13		440,000	451,000
Ras Laffan LNG III 6.332% 9/30/27 (g)		1,840,000	1,897,574
Ship Finance International Ltd. 8.5% 12/15/13		330,000	337,425
Southern Star Central Corp. 6.75% 3/1/16		60,000	60,525
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		440,000	446,600
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,250
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	101,250
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		215,000	217,688
Williams Companies, Inc.:
7.125% 9/1/11		255,000	266,475
7.625% 7/15/19		30,000	32,325
7.875% 9/1/21		20,000	21,900
8.125% 3/15/12		280,000	304,136
8.75% 3/15/32		165,000	188,100
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (g)		100,000	105,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 125,000	$ 148,750
yankee 9.125% 2/24/09		150,000	157,125
			32,186,323
TOTAL ENERGY			33,804,423
FINANCIALS - 1.8%
Capital Markets - 0.2%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	455,400
7.875% 12/1/15		400,000	430,000
8% 6/15/11		815,000	851,675
JPMorgan Chase Capital XX 6.55% 9/29/36		6,015,000	6,264,292
			8,001,367
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (i)		2,090,000	2,069,100
Bank of America NA 6% 10/15/36		3,525,000	3,670,011
Development Bank of Philippines 8.375% (i)		575,000	609,500
HSBC Holdings PLC 6.5% 5/2/36		500,000	548,152
KeyCorp Capital Trust VII 5.7% 6/15/35		4,340,000	4,168,457
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		100,000	104,000
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		725,000	785,755
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		560,000	581,000
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		320,000	340,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	322,500
			13,199,275
Consumer Finance - 0.2%
Ford Motor Credit Co.:
5.7% 1/15/10		190,000	183,221
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
6.625% 6/16/08		$ 840,000	$ 842,181
7% 10/1/13		1,050,000	1,002,750
8% 12/15/16		220,000	217,250
8.11% 1/13/12 (i)		220,000	220,550
8.625% 11/1/10		900,000	933,297
9.81% 4/15/12 (i)		1,000,000	1,077,500
9.875% 8/10/11		300,000	323,688
General Motors Acceptance Corp.:
6.75% 12/1/14		1,135,000	1,140,675
6.875% 9/15/11		950,000	961,875
8% 11/1/31		1,300,000	1,443,000
Triad Acquisition Corp. 11.125% 5/1/13		55,000	50,325
			8,396,312
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	334,400
Cerro Negro Finance Ltd.:
7.33% 12/1/09		192,700	188,846
7.33% 12/1/09 (g)		61,100	59,878
Citigroup, Inc. 6.125% 8/25/36		8,375,000	8,855,290
Credit Suisse London Branch 7.65% 9/7/11		425,000	436,475
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		500,000	532,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (g)		290,000	289,638
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	7,262,817
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		500,000	513,125
TMK Capital SA 8.5% 9/29/09		900,000	933,750
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,045,350
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		110,000	112,750
9.75% 2/15/17 (g)		80,000	82,000
			20,646,819
Insurance - 0.1%
AMBAC Financial Group, Inc. 6.15% 2/15/37		2,555,000	2,540,656
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		40,000	40,900
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HMB Capital Trust V 8.99% 12/15/36 (g)(i)		$ 270,000	$ 267,300
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	464,025
iStar Financial, Inc. 5.95% 10/15/13 (g)		300,000	304,630
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	880,875
7% 1/15/16		400,000	404,000
Reckson Operating Partnership LP 6% 3/31/16		741,000	733,183
Rouse Co. 5.375% 11/26/13		100,000	95,657
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	645,183
8.625% 1/15/12		750,000	819,375
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	100,000
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	873,650
6.75% 4/1/17		310,000	315,425
			6,095,328
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		915,000	889,838
8.125% 6/1/12		485,000	494,700
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		420,000	413,700
Realogy Corp. 6.5% 10/15/16 (g)		3,210,000	3,359,105
			5,259,343
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	45,393
TOTAL FINANCIALS			64,184,493
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	86,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	340,225
Community Health Systems, Inc. 6.5% 12/15/12		80,000	79,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,650
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10		$ 110,000	$ 116,325
CRC Health Group, Inc. 10.75% 2/1/16		350,000	385,000
DaVita, Inc.:
6.625% 3/15/13		290,000	289,638
7.25% 3/15/15		615,000	619,613
HCA, Inc.:
6.3% 10/1/12		215,000	200,219
6.5% 2/15/16		320,000	274,400
9.125% 11/15/14 (g)		440,000	468,600
9.25% 11/15/16 (g)		1,055,000	1,131,488
9.625% 11/15/16 pay-in-kind (g)		290,000	313,200
HealthSouth Corp. 10.75% 6/15/16 (g)		300,000	333,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	360,500
Multiplan, Inc. 10.375% 4/15/16 (g)		485,000	503,188
ResCare, Inc. 7.75% 10/15/13		490,000	501,025
Rural/Metro Corp.:
0% 3/15/16 (d)		150,000	115,875
9.875% 3/15/15		180,000	190,800
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		100,000	111,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	104,750
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	351,563
6.5% 6/1/12		15,000	13,875
7.375% 2/1/13		675,000	632,813
9.25% 2/1/15		1,000,000	1,000,000
U.S. Oncology, Inc.:
9% 8/15/12		280,000	299,250
10.75% 8/15/14		80,000	89,300
			8,922,647
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (d)		100,000	80,250
Mylan Laboratories, Inc. 6.375% 8/15/15		60,000	59,250
			139,500
TOTAL HEALTH CARE			9,062,147
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 300,000	$ 300,375
Bombardier, Inc.:
6.3% 5/1/14 (g)		340,000	325,550
6.75% 5/1/12 (g)		355,000	354,113
8% 11/15/14 (g)		160,000	167,200
Esterline Technologies Corp. 6.625% 3/1/17 (g)		330,000	330,825
			1,478,063
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	51,364
6.977% 11/23/22		328,043	330,660
7.377% 5/23/19		100,852	99,592
7.379% 11/23/17		34,237	33,552
AMR Corp. 9% 8/1/12		485,000	512,888
Continental Airlines, Inc.:
8.495% 6/2/13 (i)		100,000	102,000
9.558% 9/1/19		270,555	298,964
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		84,282	85,125
7.73% 9/15/12		21,945	22,219
8.499% 11/1/12		23,360	23,827
9.798% 4/1/21		380,641	420,609
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		1,450,000	855,500
8.3% 12/15/29 (c)		1,000,000	595,000
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12		72,733	73,278
Northwest Airlines, Inc. 9.875% 3/15/07 (c)		600,000	573,000
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10		24,160	24,160
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,404,865	1,425,938
7.186% 10/1/12		3,481,224	3,539,987
			9,067,663
Building Products - 0.0%
Nortek, Inc. 8.5% 9/1/14		100,000	101,500
Commercial Services & Supplies - 0.1%
Adesa, Inc. 7.625% 6/15/12		250,000	261,250
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 445,000	$ 446,113
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	361,675
7.125% 5/15/16		400,000	404,000
7.25% 3/15/15		800,000	816,000
7.875% 4/15/13		120,000	124,950
Aramark Corp.:
8.5% 2/1/15 (g)		440,000	456,500
8.86% 2/1/15 (g)(i)		130,000	134,063
Cenveo Corp. 7.875% 12/1/13		463,000	450,268
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	368,756
7.75% 10/1/16		400,000	422,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	354,375
Rental Service Corp. 9.5% 12/1/14 (g)		330,000	352,275
			4,952,225
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17		130,000	136,663
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	222,200
			358,863
Industrial Conglomerates - 0.1%
Nell AF Sarl 8.375% 8/15/15 (g)		75,000	79,125
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)		3,075,000	3,201,127
			3,280,252
Machinery - 0.0%
Case New Holland, Inc. 7.125% 3/1/14		350,000	361,375
Chart Industries, Inc. 9.125% 10/15/15 (g)		40,000	42,400
Columbus McKinnon Corp. 8.875% 11/1/13		20,000	21,200
Commercial Vehicle Group, Inc. 8% 7/1/13		330,000	330,000
Invensys PLC 9.875% 3/15/11 (g)		49,000	52,614
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	194,500
			1,002,089
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		126,000	119,700
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	348,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		$ 490,000	$ 503,475
OMI Corp. 7.625% 12/1/13		95,000	96,425
			1,068,200
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)		400,000	408,000
7.75% 5/15/16 (g)		400,000	408,000
Hertz Corp.:
8.875% 1/1/14		700,000	754,250
10.5% 1/1/16		360,000	409,500
Kansas City Southern Railway Co. 7.5% 6/15/09		400,000	408,000
TFM SA de CV 9.375% 5/1/12		65,000	69,550
			2,457,300
Trading Companies & Distributors - 0.1%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	423,000
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	325,500
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	290,813
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	171,600
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	445,000
Penhall International Corp. 12% 8/1/14 (g)		250,000	270,000
VWR International, Inc.:
6.875% 4/15/12		30,000	29,700
8% 4/15/14		30,000	30,450
			1,986,063
TOTAL INDUSTRIALS			25,752,218
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		520,000	518,050
Lucent Technologies, Inc. 6.5% 1/15/28		400,000	362,000
Nortel Networks Corp.:
9.61% 7/15/11 (g)(i)		200,000	213,500
10.125% 7/15/13 (g)		500,000	551,250
			1,644,800
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		1,180,000	1,184,425
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
NXP BV:
7.875% 10/15/14 (g)		$ 340,000	$ 351,050
9.5% 10/15/15 (g)		295,000	305,325
			656,375
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		120,000	114,600
7.75% 1/15/15		300,000	304,500
8.625% 4/1/13		210,000	215,250
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,251,375
10.25% 8/15/15		700,000	757,750
			2,643,475
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,925
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	62,563
9.25% 6/1/16		515,000	526,588
Avago Technologies Finance Ltd. 10.125% 12/1/13		600,000	636,000
Conexant Systems, Inc. 9.11% 11/15/10 (g)(i)		250,000	257,500
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		760,000	771,400
9.125% 12/15/14 pay-in-kind (g)		570,000	576,441
9.25% 12/15/14 (g)(i)		290,000	296,177
10.125% 12/15/16 (g)		700,000	714,000
Viasystems, Inc. 10.5% 1/15/11		480,000	489,600
			4,330,269
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16		50,000	49,000
Open Solutions, Inc. 9.75% 2/1/15 (g)		90,000	93,038
Serena Software, Inc. 10.375% 3/15/16		230,000	249,550
			391,588
TOTAL INFORMATION TECHNOLOGY			10,983,857
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - 0.5%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 410,000	$ 451,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)		550,000	484,000
Equistar Chemicals LP 7.55% 2/15/26		350,000	345,625
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	418,206
Huntsman International LLC 9.875% 3/1/09		71,000	72,775
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	327,825
Lyondell Chemical Co.:
8% 9/15/14		500,000	528,750
10.875% 5/1/09		55,000	55,619
Nalco Co. 7.75% 11/15/11		630,000	651,263
Pliant Corp. 0.225% 6/15/09 (e)		60,000	60,000
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		375,000	403,125
			3,798,188
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		30,000	30,900
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	357,000
			387,900
Containers & Packaging - 0.1%
Ball Corp. 6.625% 3/15/18		500,000	500,000
BWAY Corp. 10% 10/15/10		105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		200,000	209,500
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	104,475
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12		50,000	50,500
9.875% 10/15/14		395,000	404,875
Graphic Packaging International, Inc. 8.5% 8/15/11		120,000	124,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		15,000	14,888
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,675
8.875% 2/15/09		350,000	357,000
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,500
7.5% 5/15/10		395,000	403,888
7.8% 5/15/18		45,000	46,350
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07		$ 410,000	$ 410,000
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		40,000	44,500
Vitro SAB de CV 8.625% 2/1/12 (g)		505,000	511,313
			3,358,214
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		345,000	364,956
CSN Islands X Corp. (Reg. S) 9.5%		151,000	158,157
Evraz Group SA 8.25% 11/10/15		415,000	424,877
Evraz Securities SA 10.875% 8/3/09		500,000	546,900
FMG Finance Property Ltd.:
9.3694% 9/1/11 (g)(i)		150,000	157,125
10% 9/1/13 (g)		130,000	139,425
10.625% 9/1/16 (g)		195,000	220,838
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	384,375
10.125% 2/1/10		45,000	47,250
Newmont Mining Corp. 5.875% 4/1/35		200,000	192,353
Novelis, Inc. 7.25% 2/15/15		460,000	478,400
PNA Group, Inc. 10.75% 9/1/16 (g)		130,000	139,425
RathGibson, Inc. 11.25% 2/15/14		50,000	53,313
Tube City IMS Corp. 9.75% 2/1/15 (g)		50,000	52,250
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,760,073
			6,119,717
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14		30,000	29,400
8.235% 10/15/12 (i)		30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	480,375
Georgia-Pacific Corp.:
7.125% 1/15/17 (g)		400,000	399,000
7.375% 12/1/25		15,000	14,625
7.75% 11/15/29		10,000	10,075
8% 1/15/24		130,000	132,275
8.125% 5/15/11		605,000	642,813
Glatfelter 7.125% 5/1/16		230,000	233,450
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	112,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 400,000	$ 408,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	396,000
			2,888,213
TOTAL MATERIALS			16,552,232
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,192,174
British Telecommunications PLC 8.875% 12/15/30		145,000	203,846
Embarq Corp. 6.738% 6/1/13		85,000	88,241
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
Hanarotelecom, Inc. 7% 2/1/12 (g)		160,000	162,000
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(i)		280,000	286,300
Intelsat Ltd.:
6.5% 11/1/13		40,000	36,350
7.625% 4/15/12		20,000	19,650
9.25% 6/15/16 (g)		850,000	937,125
11.25% 6/15/16 (g)		1,400,000	1,585,500
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		360,000	361,368
9.25% 11/1/14 (g)		310,000	318,122
12.25% 3/15/13		1,050,000	1,225,875
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		75,000	80,438
NTL Cable PLC:
8.75% 4/15/14		300,000	315,000
9.125% 8/15/16		610,000	646,600
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		370,000	373,700
Qwest Capital Funding, Inc.:
7% 8/3/09		50,000	50,625
7.25% 2/15/11		285,000	290,700
7.625% 8/3/21		20,000	20,200
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,404,200
7.5% 2/15/14		60,000	62,250
8.86% 2/15/09 (i)		340,000	343,400
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
7.5% 10/1/14		$ 500,000	$ 532,500
7.625% 6/15/15		610,000	654,988
8.61% 6/15/13 (i)		90,000	98,325
SBC Communications, Inc.:
6.15% 9/15/34		500,000	509,286
6.45% 6/15/34		220,000	231,324
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	8,407,412
Telecom Italia Capital SA:
6% 9/30/34		500,000	467,438
7.2% 7/18/36		3,620,000	3,894,363
Telefonica de Argentina SA 9.125% 11/7/10		154,000	164,780
Telefonica Emisiones SAU 7.045% 6/20/36		8,825,000	9,785,637
Telenet Group Holding NV 0% 6/15/14 (d)(g)		52,000	48,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	377,813
U.S. West Communications:
6.875% 9/15/33		415,000	400,475
7.5% 6/15/23		300,000	304,125
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,330,161
Windstream Corp.:
8.125% 8/1/13		200,000	216,500
8.625% 8/1/16		350,000	384,125
			44,193,651
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35		780,000	785,487
American Tower Corp. 7.5% 5/1/12		105,000	108,675
Centennial Communications Corp. 10% 1/1/13		450,000	486,000
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		310,000	320,075
Cricket Communications, Inc. 9.375% 11/1/14 (g)		480,000	504,000
Digicel Group Ltd. 8.875% 1/15/15 (g)		490,000	478,975
Digicel Ltd. 9.25% 9/1/12 (g)		820,000	869,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,000,000	961,250
8.375% 3/15/13		1,000,000	1,050,000
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (i)		195,000	208,894
Megafon SA 8% 12/10/09		200,000	207,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		$ 600,000	$ 631,500
Millicom International Cellular SA 10% 12/1/13		285,000	312,788
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		536,000	562,800
8.375% 10/14/10 (g)		1,085,000	1,143,373
Nextel Communications, Inc. 7.375% 8/1/15		150,000	155,223
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		110,000	109,447
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		400,000	415,520
Rogers Communications, Inc. 8% 12/15/12		355,000	378,963
Rural Cellular Corp. 8.25% 3/15/12		360,000	373,500
Stratos Global Corp. 9.875% 2/15/13		150,000	150,000
Telecom Personal SA 9.25% 12/22/10 (g)		785,000	821,306
			11,033,976
TOTAL TELECOMMUNICATION SERVICES			55,227,627
UTILITIES - 0.7%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	74,550
Chivor SA E.S.P. 9.75% 12/30/14 (g)		493,000	554,625
Commonwealth Edison Co. 5.4% 12/15/11		1,608,000	1,609,598
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		400,000	401,000
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	411,000
8.5% 10/1/21		350,000	356,125
National Power Corp. 6.875% 11/2/16 (g)		100,000	102,125
Nevada Power Co.:
5.875% 1/15/15		40,000	40,684
6.5% 4/15/12		50,000	52,103
6.5% 5/15/18		790,000	819,941
Reliant Energy, Inc. 6.75% 12/15/14		400,000	414,000
Sierra Pacific Power Co. 6% 5/15/16		50,000	50,375
Sierra Pacific Resources 7.803% 6/15/12		290,000	308,125
			5,194,251
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16		600,000	640,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp. 6.75% 5/15/09		$ 25,000	$ 25,594
NiSource Finance Corp. 5.45% 9/15/20		1,905,000	1,822,413
Sonat, Inc.:
6.625% 2/1/08		20,000	20,100
6.75% 10/1/07		15,000	15,038
Transportadora de Gas del Sur SA:
7.2% 12/15/10 (Reg. S) (e)		727,037	725,219
8% 12/15/13 (e)		295,000	300,900
8% 12/15/13 (e)(g)		50,000	51,000
8% 12/15/13 (e)		204,800	207,360
			3,808,124
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		1,400,000	1,468,250
8.75% 6/15/08		2,000	2,064
8.75% 5/15/13 (g)		35,000	37,363
8.875% 2/15/11		982,000	1,058,105
9% 5/15/15 (g)		625,000	668,750
9.375% 9/15/10		7,000	7,604
9.5% 6/1/09		19,000	20,259
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		170,000	181,900
8.25% 4/15/12 (g)		90,000	98,325
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,049,325
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,322,750
7.375% 2/1/16		1,280,000	1,305,600
Tenaska Alabama Partners LP 7% 6/30/21 (g)		480,593	482,996
TXU Corp. 5.55% 11/15/14		3,140,000	2,865,564
			10,568,855
Multi-Utilities - 0.2%
CMS Energy Corp.:
6.3% 2/1/12		760,000	773,300
8.5% 4/15/11		545,000	596,094
9.875% 10/15/07		135,000	138,038
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.125% 4/1/36		$ 4,405,000	$ 4,553,629
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	111,038
			6,172,099
TOTAL UTILITIES			25,743,329
TOTAL NONCONVERTIBLE BONDS			307,828,863
TOTAL CORPORATE BONDS (Cost $293,188,087)			307,876,737
U.S. Government and Government Agency Obligations - 21.8%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
4.375% 7/17/13		8,745,000	8,493,905
5% 2/16/12		8,000,000	8,059,368
Freddie Mac:
5.25% 7/18/11		100,000,000	101,683,500
5.25% 11/5/12		280,000	279,172
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			118,911,379
U.S. Treasury Inflation Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,195,480	3,074,649
2% 1/15/14		121,429,487	120,043,947
2.375% 4/15/11		32,532,480	32,848,723
3.5% 1/15/11		23,188,200	24,423,936
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			180,391,255
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bond stripped principal:
2/15/15		78,530,000	54,817,160
5/15/30		35,870,000	12,013,006
U.S. Treasury Bonds 6.25% 5/15/30		98,028,000	118,644,465
U.S. Treasury Notes stripped principal:
2/15/12		75,970,000	60,964,709
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13 (f)		$ 66,769,000	$ 65,814,404
4.5% 9/30/11		41,855,000	41,819,047
4.75% 1/31/12 (h)		71,382,000	72,113,452
4.75% 5/15/14 (f)		33,615,000	34,050,953
TOTAL U.S. TREASURY OBLIGATIONS			460,237,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $746,656,439)			759,539,830
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.7%
3.837% 10/1/33 (i)		3,278,574	3,244,214
4.685% 5/1/35 (i)		3,932,179	3,923,379
5% 3/1/37 (h)		112,810,011	109,372,611
5.097% 5/1/35 (i)		3,493,795	3,504,370
5.299% 12/1/35 (i)		1,619,947	1,624,146
5.322% 2/1/36 (i)		2,727,254	2,735,425
5.5% 3/1/37 (h)		50,000,000	49,569,455
5.5% 3/1/37 (h)		54,265,689	53,798,413
6% 3/1/22 (h)		1,458,555	1,480,867
6% 3/1/37 (h)		45,000,000	45,370,733
6% 3/1/37 (h)		20,000,000	20,164,770
6.5% 3/1/37 (h)		8,682,350	8,849,739
TOTAL FANNIE MAE			303,638,122
Freddie Mac - 1.2%
6% 3/1/37 (h)		39,946,113	40,292,370
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $338,676,823)			343,930,492
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)		118,433	118,652
Class M2, 6.42% 2/25/34 (i)		125,000	125,988
Asset-Backed Securities - continued
		Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)		$ 46,919	$ 46,953
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (g)(i)		2,590,000	2,590,000
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (g)(i)		185,478	188,260
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (i)		725,000	721,304
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (i)		350,453	351,366
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (i)		425,000	425,390
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,511,899
Class D, 7.16% 1/15/13 (g)		160,000	160,356
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)		340,000	341,607
Class C, 5.77% 5/20/10 (g)		325,000	328,172
Class D, 6.15% 4/20/11 (g)		550,000	558,070
Capmark VII Ltd. Series 2006-7A Class H, 6.87% 8/20/36 (g)(i)		500,000	485,625
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (g)(i)		290,000	249,944
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(i)		250,000	246,455
Class F, 7.07% 12/25/46 (g)(i)		250,000	246,445
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		1,470,519	1,452,578
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)		410,000	411,303
Series 2004-3 Class M1, 5.82% 6/25/34 (i)		75,000	75,301
Series 2005-1:
Class MV1, 5.72% 7/25/35 (i)		185,000	185,405
Class MV2, 5.76% 7/25/35 (i)		220,000	220,817
Series 2005-3 Class MV1, 5.74% 8/25/35 (i)		4,750,000	4,758,805
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	240,835
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)		25,000	25,024
Class M4, 6.22% 3/25/34 (i)		25,000	25,051
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	1,185,499
Asset-Backed Securities - continued
		Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class D, 6.89% 5/15/13 (g)		$ 915,000	$ 922,189
Fremont Home Loan Trust Series 2004-A Class M1, 5.87% 1/25/34 (i)		225,000	225,112
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		1,425,000	1,415,267
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (i)		249,683	249,683
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (g)(i)		250,000	247,138
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (i)		20,726	20,743
Series 2004-3 Class M2, 6.52% 8/25/34 (i)		120,000	121,006
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	100,000
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)		86,173	86,297
Class M2, 5.81% 1/20/35 (i)		65,212	65,435
Kent Funding III Ltd. Series 2006-3A Class D, 8.46% 10/31/36 (i)		249,665	240,927
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (g)(i)		417,015	416,864
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (i)		150,000	105,155
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (i)		80,000	80,322
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)		94,311	94,916
Class M2, 5.87% 7/25/34 (i)		25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (i)		90,000	90,124
Series 2003-NC8 Class M1, 6.02% 9/25/33 (i)		34,998	35,040
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (i)		10,311	10,321
Series 2002-NC1 Class M1, 6.52% 2/25/32 (g)(i)		138,907	139,004
Series 2002-NC3 Class M1, 6.4% 8/25/32 (i)		75,000	75,052
Newcastle CDO VIII Series 2006-8A Class 10, 7.57% 11/1/52 (g)(i)		250,000	243,750
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (i)		75,000	75,346
Class M4, 6.295% 6/25/34 (i)		125,000	125,695
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (i)		1,884,665	1,884,898
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 6.15% 1/25/35 (i)		750,000	754,063
Asset-Backed Securities - continued
		Principal Amount	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6763% 12/15/26 (g)(i)		$ 185,000	$ 185,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (i)		260,000	263,008
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (g)(i)		100,000	61,700
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (g)(i)		4,670,000	4,670,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	1,405,970
Wachovia Ltd./Wachovia LLC Series 2006-1A Class J, 8.1156% 9/25/26 (g)(i)		500,000	500,550
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (g)(i)		1,330,000	1,164,950
TOTAL ASSET-BACKED SECURITIES (Cost $33,563,015)			33,377,685
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (i)		205,140	189,319
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		339,269	183,205
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (i)		70,235	70,871
Series 2004-7 Class 15B4, 5.3048% 8/25/19 (g)(i)		83,513	76,487
Series 2004-B Class 1A1, 3.5013% 3/25/34 (i)		255,192	256,204
Series 2004-C Class 1A1, 3.3242% 4/25/34 (i)		207,074	211,546
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)		16,569,748	2,089,445
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (i)		7,445,944	7,460,290
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		127,619	120,670
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		94,890	84,535
Series 2003-35 Class B, 4.639% 9/25/18 (i)		184,213	166,748
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (i)		101,025	101,179
Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)		40,310	40,377
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)		$ 16,440	$ 16,444
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (i)		52,226	52,306
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(i)		400,539	363,927
Series 2004-3 Class DB4, 5.8427% 4/25/34 (i)		119,675	79,414
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(i)		250,000	254,375
Class G, 6.78% 3/18/11 (g)(i)		250,000	251,052
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		173,477	147,001
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (g)(i)		400,000	400,000
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (g)(i)		253,455	254,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)		157,142	157,377
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)		633,794	2,380
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (i)		4,165,000	3,545,456
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)		231,078	231,561
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (g)(i)		41,964	42,593
Class B4, 6.97% 6/10/35 (g)(i)		37,301	38,047
Class B5, 7.57% 6/10/35 (g)(i)		27,976	28,535
Class B6, 8.07% 6/10/35 (g)(i)		13,988	14,380
Series 2004-B:
Class B4, 6.42% 2/10/36 (g)(i)		95,701	97,232
Class B5, 6.87% 2/10/36 (g)(i)		95,701	96,897
Class B6, 7.32% 2/10/36 (g)(i)		95,701	97,137
Series 2004-C:
Class B4, 6.27% 9/10/36 (g)(i)		96,525	97,973
Class B5, 6.67% 9/10/36 (g)(i)		96,525	97,491
Class B6, 7.07% 9/10/36 (g)(i)		96,525	97,491
RESIX Finance Ltd. Series 2007-A Class BB, 8.67% 3/15/37 (g)(i)		500,000	500,000
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.6406% 3/20/35 (i)		176,589	177,087
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (i)		$ 553,424	$ 555,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (g)(i)		530,000	343,016
Series 2006-BC5 Class B, 7.82% 12/25/36 (i)		1,050,000	891,697
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (i)		7,929,661	7,922,040
Wells Fargo Mortgage Backed Securities Trust Series 2003-12 Class B6, 4.75% 11/25/18 (g)		331,401	184,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,317,171)			28,088,262
Commercial Mortgage Securities - 0.7%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.2674% 2/14/29 (g)(i)		750,000	816,182
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,638,477
Class B5, 7.525% 4/14/29		129,000	127,367
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (g)		97,351	107,192
Class BWH, 9.073% 10/11/37 (g)		97,351	113,464
Class BWJ, 9.99% 10/11/37 (g)		97,351	117,324
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (g)(i)		50,000	50,000
Class J, 7.27% 11/15/15 (g)(i)		55,000	54,978
Class K, 7.92% 11/15/15 (g)(i)		50,000	49,950
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (g)(i)		190,000	190,202
Class F, 6.07% 7/14/20 (g)(i)		110,000	110,117
Class G, 6.2% 7/14/20 (g)(i)		100,000	100,106
Class H, 6.42% 7/14/20 (g)(i)		100,000	100,106
Series 2006-ESH:
Class A, 6.18% 7/14/11 (g)(i)		212,580	212,607
Class B, 6.28% 7/14/11 (g)(i)		106,007	105,951
Class C, 6.43% 7/14/11 (g)(i)		212,297	212,324
Class D, 7.061% 7/14/11 (g)(i)		123,385	123,469
Commercial Mortgage Securities - continued
		Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.68% 4/25/34 (g)(i)		$ 218,243	$ 218,653
Series 2004-2 Class A, 5.75% 8/25/34 (g)(i)		253,878	254,750
Series 2004-3:
Class A1, 5.69% 1/25/35 (g)(i)		239,217	239,852
Class A2, 5.74% 1/25/35 (g)(i)		34,174	34,270
Class M1, 5.82% 1/25/35 (g)(i)		34,174	34,297
Class M2, 6.32% 1/25/35 (g)(i)		34,174	34,467
Citigroup Commercial Mortgage Trust Series 2006-FL2:
Class CNP3, 6.52% 8/16/21 (g)(i)		5,182,308	5,182,308
Class HFL, 6.27% 8/16/21 (g)(i)		400,000	400,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (g)(i)		28,571	28,641
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	520,470
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	577,980
Commercial Mortgage pass thru certificates Series 2001-J1A Class G, 6.9914% 2/14/34 (g)(i)		500,000	532,763
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		500,000	550,982
Series 2003-C3 Class J, 4.231% 5/15/38 (g)		300,000	273,145
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)(h)		500,000	566,738
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8751% 4/29/39 (g)(i)		318,427	323,403
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,863,645	5,732,262
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (g)		200,000	202,922
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	511,927
Series 2003-J10 Class B2, 6.75% 4/15/29 (i)		500,000	508,926
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (g)(i)		250,000	245,504
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (g)(i)		250,000	250,000
Series 1998-GLII Class G, 6.9707% 4/13/31 (g)(i)		600,000	634,228
Series 2006-RR2:
Class M, 5.6941% 6/1/46 (g)(i)		100,000	73,882
Class N, 5.6941% 6/1/46 (g)(i)		100,000	67,485
Commercial Mortgage Securities - continued
		Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (g)(i)		$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(i)		100,000	94,509
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	271,731
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		366,860	477,128
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (g)	CAD	107,000	77,246
Class G, 4.456% 4/12/17 (g)	CAD	54,000	37,876
Class H, 4.456% 4/12/17 (g)	CAD	36,000	22,155
Class J, 4.456% 4/12/17 (g)	CAD	36,000	20,587
Class K, 4.456% 4/12/18 (g)	CAD	18,000	9,128
Class L, 4.456% 4/12/18 (g)	CAD	26,000	12,521
Class M, 4.456% 4/12/18 (g)	CAD	130,000	41,590
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(i)		165,000	165,938
Class F6, 6.5% 2/18/34 (g)(i)		37,000	36,574
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		90,000	90,506
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,891,884)			24,087,160
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		434,135	497,084
3% 4/30/13 (i)		275,625	243,431
5.475% 8/3/12 (i)		1,901,250	1,804,540
7% 3/28/11		1,450,000	1,432,842
7% 9/12/13		1,585,000	1,520,235
Brazilian Federative Republic:
8% 1/15/18		496,000	555,272
8.25% 1/20/34		410,000	507,170
8.75% 2/4/25		280,000	352,800
11% 8/17/40		1,890,000	2,525,040
12.25% 3/6/30		595,000	1,010,013
12.75% 1/15/20		290,000	457,475
Central Bank of Nigeria promissory note 5.092% 1/5/10		629,570	605,615
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
City of Kiev 8.75% 8/8/08		$ 100,000	$ 103,500
Colombian Republic:
7.16% 11/16/15 (i)		355,000	374,525
7.375% 9/18/37		205,000	218,940
11.75% 2/25/20		347,000	506,620
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,476
6.1875% 8/30/24 (i)		1,700,000	1,691,500
9.04% 1/23/18 (g)		530,094	610,403
9.5% 9/27/11		955,127	1,021,031
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,905,000	1,619,250
euro par 5% 2/28/25		153,000	109,395
Indonesian Republic 6.75% 3/10/14		975,000	1,018,875
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		200,000	206,000
Peruvian Republic:
6.25% 3/7/27 (i)		340,000	339,150
7.35% 7/21/25		275,000	308,688
euro Brady past due interest 5% 3/7/17 (i)		1,436,400	1,429,218
Philippine Republic:
8.25% 1/15/14		1,105,000	1,234,838
8.875% 3/17/15		380,000	444,600
9% 2/15/13		630,000	722,925
9.875% 1/15/19		985,000	1,267,006
10.625% 3/16/25		715,000	1,017,088
Republic of Fiji 6.875% 9/13/11		200,000	190,000
Republic of Iraq 5.8% 1/15/28 (g)		500,000	326,875
Republic of Lebanon:
7.125% 3/5/10		50,000	48,625
7.75% 9/7/12		400,000	386,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,029,600
8.6044% 11/30/09 (g)(i)		105,000	104,606
8.6044% 11/30/09 (i)		1,400,000	1,394,750
8.625% 6/20/13		150,000	150,375
Republic of Serbia 3.75% 11/1/24 (e)(g)		365,000	344,925
Russian Federation:
5% 3/31/30 (Reg. S) (e)		3,827,000	4,338,861
12.75% 6/24/28 (Reg. S)		590,000	1,070,850
State of Qatar 9.75% 6/15/30 (Reg. S)		75,000	113,438
Turkish Republic:
6.875% 3/17/36		725,000	684,219
7% 9/26/16		1,390,000	1,409,113
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic: - continued
7.375% 2/5/25		$ 210,000	$ 213,938
11% 1/14/13		1,545,000	1,881,810
11.75% 6/15/10		975,000	1,143,188
11.875% 1/15/30		1,050,000	1,601,250
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		825,000	835,634
Ukraine Government 8.775% 8/5/09 (i)		1,600,000	1,697,920
United Mexican States:
7.5% 4/8/33		575,000	681,950
8.3% 8/15/31		815,000	1,047,275
11.5% 5/15/26		50,000	80,650
Uruguay Republic 8% 11/18/22		781,902	875,730
Venezuelan Republic:
6% 12/9/20		470,000	425,820
6.36% 4/20/11 (i)		1,025,000	1,017,313
7.65% 4/21/25		795,000	842,700
9.25% 9/15/27		620,000	774,380
10.75% 9/19/13		840,000	1,019,340
13.625% 8/15/18		578,000	849,660
euro Brady FLIRB B 6.25% 3/31/07 (i)		11,900	11,900
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		90,000	77,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,686,872)			52,489,640
Nonconvertible Preferred Stocks - 0.0%
Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $587,600)	520	613,600
Floating Rate Loans - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5782% 10/25/07 (i)	$ 276,000	$ 276,000
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (i)	10,000	10,100
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	500,000	506,250
		516,350
TOTAL CONSUMER DISCRETIONARY		792,350
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	250,000	253,125
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (i)	300,000	300,000
		553,125
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 7.07% 12/27/12 (i)	20,000	20,200
TOTAL FINANCIALS		573,325
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.86% 3/16/08 (i)	300,000	303,750
TOTAL FLOATING RATE LOANS (Cost $1,658,216)		1,669,425
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 4.5% 12/14/19 (i)	128,000	123,200
- Credit Suisse First Boston 6.25% 3/28/13 (i)	104,268	103,226
- Deutsche Bank 6.25% 3/28/13 (i)	12,273	12,150
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $227,420)		238,576
Fixed-Income Funds - 56.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	1,465,596	$ 146,149,224
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	2,007,210	201,343,193
Fidelity Corporate Bond 1-10 Year Central Fund (j)	4,048,762	409,856,150
Fidelity Floating Rate Central Fund (j)	1,264,870	127,777,167
Fidelity Mortgage Backed Securities Central Fund (j)	5,412,716	541,271,587
Fidelity Ultra-Short Central Fund (j)	5,418,458	538,215,433
TOTAL FIXED-INCOME FUNDS (Cost $1,944,569,571)		1,964,612,754
Preferred Securities - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Communicacoes e Partcipacoes LTDA 9.375%	$ 1,540,000	1,597,964
Net Servicos de Comunicacao SA 9.25% (g)	635,000	646,488
		2,244,452
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	1,968,000	2,072,064
TOTAL PREFERRED SECURITIES (Cost $4,209,900)		4,316,516
Cash Equivalents - 12.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 1,771,262	1,771,000
(Collateralized by U.S. Government Obligations) #	316,447,894	316,401,000
(Collateralized by U.S. Government Obligations) # (b)	101,109,996	101,095,000
TOTAL CASH EQUIVALENTS (Cost $419,267,000)		419,267,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $3,885,499,998)		3,940,107,677
NET OTHER ASSETS - (13.0)%		(453,511,458)
NET ASSETS - 100%		$ 3,486,596,219
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 134,000	$ (3,926)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	134,000	(4,150)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(4,915)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	(843)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(1,829)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(1,507)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 100,000	$ (4,020)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(5,207)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	112,375	(2,803)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	62,527	(838)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	13,745	(104)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(51,558)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ (821)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(55,509)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(132,960)
TOTAL CREDIT DEFAULT SWAPS		4,960,647	(270,990)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(21,967)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(21,718)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(7,739)
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	335,648
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	76,733
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 20,000,000	$ 483,062
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	617,976
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	1,455,780
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,146,237
Receive semi-annually a fixed rate of 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	616,680
TOTAL INTEREST RATE SWAPS		393,635,000	5,680,692
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	614,747
		$ 448,595,647	$ 6,024,449
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,216,099 or 3.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,771,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 73,554
BNP Paribas Securities Corp.	72,328
Banc of America Securities LLC	163,853
Bank of America, NA	245,179
Barclays Capital, Inc.	431,513
Bear Stearns & Co., Inc.	49,036
Citigroup Global Markets, Inc.	49,036
Countrywide Securities Corp.	245,179
Goldman, Sachs & Co.	24,518
Societe Generale, New York Branch	73,554
UBS Securities LLC	343,250
$ 1,771,000
Repurchase Agreement / Counterparty	Value
$316,401,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 13,140,846
BNP Paribas Securities Corp.	12,921,832
Banc of America Securities LLC	29,273,505
Bank of America, NA	43,802,822
Barclays Capital, Inc.	77,092,967
Bear Stearns & Co., Inc.	8,760,564
Citigroup Global Markets, Inc.	8,760,564
Countrywide Securities Corp.	43,802,822
Goldman, Sachs & Co.	4,380,282
Societe Generale, New York Branch	13,140,846
UBS Securities LLC	61,323,950
$ 316,401,000
$101,095,000 due 3/1/07 at 5.34%
Banc of America Securities LLC	$ 101,095,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,012,985
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,086,527
Fidelity Corporate Bond 1-10 Year Central Fund	6,887,975
Fidelity Floating Rate Central Fund	4,067,628
Fidelity Mortgage Backed Securities Central Fund	6,292,591
Fidelity Ultra-Short Central Fund	12,264,326
Total	$ 35,612,032

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 146,504,007*	$ -	$ 146,149,224	6.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	200,661,212*	-	201,343,193	6.0%
Fidelity Corporate Bond 1-10 Year Central Fund	-	405,231,150*	-	409,856,150	5.9%
Fidelity Floating Rate Central Fund	66,958,885	60,001,004	-	127,777,167	6.1%
Fidelity Mortgage Backed Securities Central Fund	-	540,773,172*	-	541,271,587	7.0%
Fidelity Ultra-Short Central Fund	414,088,852	124,999,961	-	538,215,433	4.0%
Total	$ 481,047,737	$ 1,478,170,506	$ -	$ 1,964,612,754
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $99,113,235 and repurchase agreements of $419,267,000) - See accompanying schedule: Unaffiliated issuers (cost $1,940,930,427)	$ 1,975,494,923
Fidelity Central Funds (cost $1,944,569,571)	1,964,612,754
Total Investments (cost $3,885,499,998)		$ 3,940,107,677
Cash		1,028,167
Receivable for investments sold		19,098,274
Receivable for swap agreements		5,656
Receivable for fund shares sold		9,626,522
Interest receivable		12,332,541
Distributions receivable from Fidelity Central Funds		8,480,481
Swap agreements, at value		6,024,449
Receivable from investment adviser for expense reductions		131
Other receivables		5,250
Total assets		3,996,709,148

Liabilities
Payable for investments purchased Regular delivery	$ 3,396,946
Delayed delivery	401,028,423
Payable for fund shares redeemed	2,451,240
Distributions payable	628,603
Accrued management fee	895,945
Distribution fees payable	21,136
Other affiliated payables	376,210
Other payables and accrued expenses	219,426
Collateral on securities loaned, at value	101,095,000
Total liabilities		510,112,929

Net Assets		$ 3,486,596,219
Net Assets consist of:
Paid in capital		$ 3,411,696,221
Undistributed net investment income		10,911,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,356,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,631,941
Net Assets		$ 3,486,596,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,923,044 ÷ 2,083,531 shares)	$ 10.52

Maximum offering price per share (100/95.25 of $10.52)	$ 11.04
Class T: Net Asset Value and redemption price per share ($30,772,124 ÷ 2,927,056 shares)	$ 10.51

Maximum offering price per share (100/96.50 of $10.51)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,206,785 ÷ 304,683 shares)A	$ 10.52

Class C: Net Asset Value and offering price per share ($12,236,709 ÷ 1,162,936 shares)A	$ 10.52

Total Bond: Net Asset Value, offering price and redemption price per share ($3,410,179,529 ÷ 324,124,242 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,278,028 ÷ 787,415 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2007

Investment Income
Dividends		$ 148,774
Interest		43,551,800
Income from Fidelity Central Funds		35,612,032
Total income		79,312,606

Expenses
Management fee	$ 4,669,401
Transfer agent fees	1,493,365
Distribution fees	92,028
Fund wide operations fee	457,629
Independent trustees' compensation	4,559
Miscellaneous	5,283
Total expenses before reductions	6,722,265
Expense reductions	(18,236)	6,704,029
Net investment income		72,608,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,196,566
Foreign currency transactions	1,006
Swap agreements	272,156
Capital gain distributions from Fidelity Central Funds	58,264
Total net realized gain (loss)		12,527,992
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,605,712
Fidelity Central Funds	5,401,954
Assets and liabilities in foreign currencies	(187)
Swap agreements	1,800,795
Total change in net unrealized appreciation (depreciation)		23,808,274
Net gain (loss)		36,336,266
Net increase (decrease) in net assets resulting from operations		$ 108,944,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007	One month ended August 31, 2006*	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,608,577	$ 10,616,308	$ 35,183,424
Net realized gain (loss)	12,527,992	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation)	23,808,274	23,254,821	12,947,897
Net increase (decrease) in net assets resulting from operations	108,944,843	35,530,317	42,218,825
Distributions to shareholders from net investment income	(67,270,811)	(9,317,974)	(31,840,595)
Distributions to shareholders from net realized gain	(4,857,769)	-	(1,679,853)
Total distributions	(72,128,580)	(9,317,974)	(33,520,448)
Share transactions - net increase (decrease)	1,010,746,175	92,507,042	1,879,857,353
Total increase (decrease) in net assets	1,047,562,438	118,719,385	1,888,555,730

Net Assets
Beginning of period	2,439,033,781	2,320,314,396	431,758,666
End of period (including undistributed net investment income of $10,911,115, $5,573,349 and $2,168,613, respectively)	$ 3,486,596,219	$ 2,439,033,781	$ 2,320,314,396
* The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.244	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.129	.105	(.294) H	.183	.145
Total from investment operations	.373	.148	.182	.570	.191
Distributions from net investment income	(.226)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.243)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.62%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.72% A	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.72% A	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.72% A	.73% A	.79%	.80%	.80% A
Net investment income	4.74% A	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,923	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.239	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.130	.105	(.296) H	.173	.144
Total from investment operations	.369	.147	.170	.550	.189
Distributions from net investment income	(.222)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.239)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.59%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.87% A	.90%	.90%	.90% A
Net investment income	4.67% A	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,772	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.129	.104	(.296) H	.182	.145
Total from investment operations	.331	.141	.103	.491	.181
Distributions from net investment income	(.184)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.201)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.21%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.92% A	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,207	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.200	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.129	.105	(.293) H	.181	.145
Total from investment operations	.329	.141	.096	.480	.180
Distributions from net investment income	(.182)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.199)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.19%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,237	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.259	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.129	.105	(.290) G	.182	.237	.269
Total from investment operations	.388	.151	.216	.593	.577	.501
Distributions from net investment income	(.241)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.258)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.77%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.01% A	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410,180	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2006 L	2005 L	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.252	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.131	.105	(.294) G	.182	.145
Total from investment operations	.383	.150	.199	.592	.193
Distributions from net investment income	(.236)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.253)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.72%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.54% A	.56%	.61%	.65% A
Net investment income	4.93% A	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,278	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 57,100,586
Unrealized depreciation	(3,229,105)
Net unrealized appreciation (depreciation)	$ 53,871,481
Cost for federal income tax purposes	$ 3,886,236,196

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $779,715,978 and $162,352,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,383	$ 1,914
Class T	0%	.25%	23,899	7,232
Class B	.65%	.25%	12,726	9,351
Class C	.75%	.25%	44,020	20,002
			$ 92,028	$ 38,499

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,669
Class T	7,898
Class B*	5,856
Class C*	2,854
$ 43,277

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,703.22
Class T	18,342.19
Class B	4,168.30
Class C	9,273.21
Total Bond	1,441,028.10
Institutional Class	3,851.18
	$ 1,493,365

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 103,444,744	$ 297,067	1,034,447
2-5 Year Duration Securitized Bond Central Fund	155,193,358	2,283,849	1,551,934
Corporate Bond 1-10 Year Central Fund	335,272,873	6,447,372	3,352,729
Mortgage Backed Securities Central Fund	365,968,286	5,495,809	3,659,683
Total	$ 959,879,261	$ 14,524,097	9,598,793

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,283 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $46,799.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 131

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $13,007. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 5,080
Institutional Class	18
$ 5,098

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
From net investment income
Class A	$ 323,624	$ 18,886	$ 180,734
Class T	404,200	17,679	235,647
Class B	49,395	5,122	75,406
Class C	151,843	5,360	39,421
Total Bond	66,246,678	9,267,073	31,294,037
Institutional Class	95,071	3,854	15,350
Total	$ 67,270,811	$ 9,317,974	$ 31,840,595
From net realized gain
Class A	$ 27,576	$ -	$ 12,832
Class T	34,295	-	23,014
Class B	5,072	-	8,379
Class C	16,001	-	2,940
Total Bond	4,768,190	-	1,632,006
Institutional Class	6,635	-	682
Total	$ 4,857,769	$ -	$ 1,679,853

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	1,807,017	220,612	390,963
Reinvestment of distributions	26,235	1,550	16,805
Shares redeemed	(402,299)	(11,849)	(246,932)
Net increase (decrease)	1,430,953	210,313	160,836
Class T
Shares sold	2,486,610	182,921	395,729
Reinvestment of distributions	39,702	1,650	24,086
Shares redeemed	(205,396)	(24,758)	(517,046)
Net increase (decrease)	2,320,916	159,813	(97,231)
Class B
Shares sold	199,033	15,160	117,578
Reinvestment of distributions	3,593	396	6,955
Shares redeemed	(63,427)	(12,233)	(154,343)
Net increase (decrease)	139,199	3,323	(29,810)
Class C
Shares sold	1,093,114	31,118	167,899
Reinvestment of distributions	13,479	433	3,045
Shares redeemed	(146,295)	(1,096)	(62,848)
Net increase (decrease)	960,298	30,455	108,096
Total Bond
Shares sold	112,814,975	13,049,555	196,541,228
Reinvestment of distributions	6,429,214	844,577	2,948,119
Shares redeemed	(28,143,839)	(5,355,068)	(14,766,457)
Net increase (decrease)	91,100,350	8,539,064	184,722,890
Institutional Class
Shares sold	740,041	12,269	87,064
Reinvestment of distributions	5,659	202	888
Shares redeemed	(60,150)	(1,488)	(7,870)
Net increase (decrease)	685,550	10,983	80,082

Semiannual Report

12. Share Transactions - continued

	Dollars
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	$ 18,894,780	$ 2,282,175	$ 4,048,068
Reinvestment of distributions	274,852	16,100	174,112
Shares redeemed	(4,206,952)	(122,009)	(2,534,797)
Net increase (decrease)	$ 14,962,680	$ 2,176,266	$ 1,687,383
Class T
Shares sold	$ 25,974,637	$ 1,891,613	$ 4,083,246
Reinvestment of distributions	415,571	17,127	249,752
Shares redeemed	(2,147,368)	(254,833)	(5,305,428)
Net increase (decrease)	$ 24,242,840	$ 1,653,907	$ (972,430)
Class B
Shares sold	$ 2,077,608	$ 156,534	$ 1,220,621
Reinvestment of distributions	37,646	4,113	72,205
Shares redeemed	(664,234)	(126,159)	(1,585,560)
Net increase (decrease)	$ 1,451,020	$ 34,488	$ (292,734)
Class C
Shares sold	$ 11,422,129	$ 322,468	$ 1,733,336
Reinvestment of distributions	141,237	4,501	31,492
Shares redeemed	(1,529,837)	(11,362)	(646,689)
Net increase (decrease)	$ 10,033,529	$ 315,607	$ 1,118,139
Total Bond
Shares sold	$ 1,179,189,573	$ 134,816,251	$ 1,999,048,539
Reinvestment of distributions	67,349,263	8,775,005	30,457,852
Shares redeemed	(293,655,834)	(55,377,801)	(152,010,033)
Net increase (decrease)	$ 952,883,002	$ 88,213,455	$ 1,877,496,358
Institutional Class
Shares sold	$ 7,741,078	$ 126,542	$ 891,633
Reinvestment of distributions	59,217	2,101	9,142
Shares redeemed	(627,191)	(15,324)	(80,138)
Net increase (decrease)	$ 7,173,104	$ 113,319	$ 820,637

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2007

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATB-USAN-0407
1.804577.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Total Bond

Fund - Institutional Class

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,036.20	$ 3.64**
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61**
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,032.10	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,031.90	$ 7.86
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Total Bond
Actual	$ 1,000.00	$ 1,037.70	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,037.20	$ 2.68
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.72%**
Class T	.79%
Class B	1.55%
Class C	1.56%
Total Bond	.45%
Institutional Class	.53%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .82% and the expenses paid in the actual and hypothetical examples above would have been $4.14 and $4.11, respectively.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of its investment in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 52.5%	U.S. Government and U.S. Government Agency Obligations 46.1%
AAA 14.7%	AAA 10.8%
AA 4.5%	AA 3.3%
A 5.0%	A 6.2%
BBB 12.9%	BBB 16.0%
BB and Below 9.5%	BB and Below 8.6%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets 7.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.7	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 21.8%		Corporate Bonds 24.8%
	U.S. Government and U.S. Government Agency Obligations 52.5%		U.S. Government and U.S. Government Agency Obligations 46.1%
	Asset-Backed Securities 10.7%		Asset-Backed Securities 8.3%
	CMOs and Other Mortgage Related Securities 11.0%		CMOs and Other Mortgage Related Securities 8.8%
	Other Investments 5.1%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	9.3%	** Foreign investments	8.9%
* Futures and Swaps	16.1%	** Futures and Swaps	14.4%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

Corporate Bonds - 8.8%
		Principal Amount	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 47,874
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	99,250
Tenneco, Inc. 8.625% 11/15/14		555,000	579,975
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)		120,000	126,900
9% 7/1/15		500,000	545,000
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,308
Visteon Corp. 7% 3/10/14		690,000	607,200
			2,051,633
Automobiles - 0.0%
General Motors Corp.:
6.375% 5/1/08		800,000	795,000
8.25% 7/15/23		800,000	744,000
			1,539,000
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		340,000	367,200
Carriage Services, Inc. 7.875% 1/15/15		650,000	664,625
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	315,750
10.25% 6/1/16		300,000	325,500
Service Corp. International 6.5% 3/15/08		75,000	75,188
			1,748,263
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13		105,000	108,544
Chukchansi Economic Development Authority 8% 11/15/13 (g)		200,000	208,000
FelCor Lodging LP 9% 6/1/11 (i)		150,000	159,938
Festival Fun Parks LLC 10.875% 4/15/14		250,000	258,125
Gaylord Entertainment Co.:
6.75% 11/15/14		1,050,000	1,023,750
8% 11/15/13		225,000	232,875
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc.:
7% 11/15/14		$ 250,000	$ 244,375
8.125% 6/1/12		70,000	71,925
Host Marriott LP:
6.375% 3/15/15		250,000	246,875
6.75% 6/1/16		100,000	100,500
7.125% 11/1/13		35,000	35,613
ITT Corp. 7.375% 11/15/15		250,000	260,313
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,385,000
MGM Mirage, Inc.:
6% 10/1/09		50,000	49,938
6.75% 9/1/12		500,000	499,375
6.875% 4/1/16		135,000	131,625
7.625% 1/15/17		620,000	630,850
8.375% 2/1/11		180,000	189,450
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,400
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	404,250
Penn National Gaming, Inc. 6.875% 12/1/11		80,000	79,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09		225,000	234,000
Royal Caribbean Cruises Ltd.:
7.25% 6/15/16		190,000	197,769
yankee 7.5% 10/15/27		125,000	125,625
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)		30,000	30,788
Sbarro, Inc. 10.375% 2/1/15 (g)		70,000	72,800
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (g)(i)		780,000	785,850
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	70,525
7.25% 5/1/12		350,000	352,625
Six Flags, Inc.:
8.875% 2/1/10		400,000	398,000
9.625% 6/1/14		1,090,000	1,051,850
9.75% 4/15/13		420,000	409,500
Snoqualmie Entertainment Authority 9.125% 2/1/15 (g)		80,000	82,400
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	99,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	269,093
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc. 6.75% 2/15/14		$ 310,000	$ 307,675
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		40,000	31,200
9% 1/15/12		280,000	289,800
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		40,000	42,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,054,700
			13,267,421
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		480,000	489,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	46,815
6.5% 1/15/14		100,000	95,750
8.875% 4/1/12		10,000	10,150
KB Home 7.25% 6/15/18		100,000	98,375
Sealy Mattress Co. 8.25% 6/15/14		50,000	52,625
Technical Olympic USA, Inc. 8.25% 4/1/11 (g)		200,000	193,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		390,000	425,100
WCI Communities, Inc. 9.125% 5/1/12		35,000	34,475
			1,445,890
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	500,000
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	580,781
Cablemas SA de CV 9.375% 11/15/15		500,000	556,250
Cablevision Systems Corp.:
8% 4/15/12		185,000	187,313
9.87% 4/1/09 (i)		340,000	359,550
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	151,388
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		290,000	302,325
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		100,000	105,750
10.25% 9/15/10		615,000	650,363
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)		$ 370,000	$ 386,650
Cinemark, Inc. 0% 3/15/14 (d)		100,000	89,750
Comcast Corp. 6.45% 3/15/37		7,845,000	8,208,592
Cox Communications, Inc. 6.45% 12/1/36 (g)		2,730,000	2,844,685
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(i)		460,000	456,550
8.125% 7/15/09		365,000	377,775
Dex Media, Inc.:
0% 11/15/13 (d)		95,000	87,638
0% 11/15/13 (d)		5,000	4,613
8% 11/15/13		260,000	271,050
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	448,875
6.625% 10/1/14		400,000	402,000
7.125% 2/1/16		750,000	774,375
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,715
Liberty Media Corp.:
5.7% 5/15/13		450,000	425,813
8.5% 7/15/29		630,000	656,335
LodgeNet Entertainment Corp. 9.5% 6/15/13		440,000	470,800
News America Holdings, Inc. 7.75% 12/1/45		170,000	203,044
News America, Inc. 6.2% 12/15/34		5,330,000	5,356,122
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	672,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (d)(g)		300,000	210,750
10% 8/1/14 (g)		400,000	434,500
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	90,930
Paxson Communications Corp.:
8.61% 1/15/12 (g)(i)		700,000	714,000
11.61% 1/15/13 (g)(i)		400,000	419,000
Quebecor Media, Inc. 7.75% 3/15/16		450,000	455,063
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		280,000	296,100
10.375% 9/1/14 (g)		30,000	33,413
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc.:
6.5% 3/1/11		$ 815,000	$ 847,559
9% 2/15/17 (g)		300,000	298,500
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,000,000	1,263,346
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,627,569
Valassis Communications, Inc. 8.25% 3/1/15 (g)		500,000	499,375
Visant Holding Corp. 8.75% 12/1/13		450,000	479,813
			35,953,020
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15		100,000	109,880
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		60,000	61,350
9% 6/15/12		265,000	277,588
AutoNation, Inc. 7% 4/15/14		50,000	50,750
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	970,600
Michaels Stores, Inc. 10% 11/1/14 (g)		300,000	322,500
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	90,450
Sally Holdings LLC:
9.25% 11/15/14 (g)		160,000	165,200
10.5% 11/15/16 (g)		230,000	238,050
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,309,275
Toys 'R' US, Inc. 7.875% 4/15/13		330,000	305,250
United Auto Group, Inc. 9.625% 3/15/12		50,000	52,375
			3,843,388
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)		180,000	184,050
Jostens IH Corp. 7.625% 10/1/12		190,000	192,850
Levi Strauss & Co.:
8.875% 4/1/16		100,000	107,500
9.75% 1/15/15		180,000	197,775
10.11% 4/1/12 (i)		320,000	326,720
12.25% 12/15/12		315,000	348,075
Warnaco, Inc. 8.875% 6/15/13		300,000	319,500
			1,676,470
TOTAL CONSUMER DISCRETIONARY			62,134,965
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons, Inc.:
7.45% 8/1/29		$ 250,000	$ 251,577
7.75% 6/15/26		210,000	215,250
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		365,000	388,725
Stater Brothers Holdings, Inc. 8.125% 6/15/12		330,000	337,425
SUPERVALU, Inc. 7.5% 11/15/14		785,000	820,325
			2,013,302
Food Products - 0.1%
Bertin Ltda 10.25% 10/5/16 (g)		205,000	220,888
Gruma SA de CV 7.75%		425,000	438,813
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	387,575
NPI Merger Corp. 9.4% 10/15/13 (g)(i)		20,000	20,650
Pierre Foods, Inc. 9.875% 7/15/12		540,000	554,850
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	83,800
			2,067,076
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	96,250
Tobacco - 0.0%
Reynolds American, Inc. 7.3% 7/15/15		195,000	206,944
TOTAL CONSUMER STAPLES			4,383,572
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)		130,000	129,350
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		50,000	51,250
7.75% 5/15/17		100,000	103,750
Complete Production Services, Inc. 8% 12/15/16 (g)		470,000	479,400
Hanover Compressor Co.:
7.5% 4/15/13		480,000	486,000
8.625% 12/15/10		20,000	20,800
Hanover Equipment Trust 8.75% 9/1/11		50,000	51,750
Universal Compression, Inc. 7.25% 5/15/10		290,000	295,800
			1,618,100
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
ANR Pipeline, Inc. 9.625% 11/1/21		$ 350,000	$ 472,938
Arch Western Finance LLC 6.75% 7/1/13		350,000	346,500
Atlas Pipeline Partners LP 8.125% 12/15/15		290,000	300,513
Berry Petroleum Co. 8.25% 11/1/16		320,000	318,400
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	528,675
8.875% 2/1/17 (g)		210,000	213,150
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	295,875
6.625% 1/15/16		225,000	225,000
6.875% 1/15/16		350,000	354,375
7.5% 9/15/13		300,000	313,125
7.625% 7/15/13		200,000	211,500
7.75% 1/15/15		430,000	447,200
Colorado Interstate Gas Co.:
5.95% 3/15/15		510,000	510,638
6.8% 11/15/15		80,000	84,600
Drummond Co., Inc. 7.375% 2/15/16 (g)		630,000	604,800
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,240,735
Duke Energy Field Services 6.45% 11/3/36 (g)		2,400,000	2,517,338
El Paso Corp.:
6.375% 2/1/09		455,000	459,960
6.5% 6/1/08		400,000	402,132
7.75% 6/15/10		575,000	610,403
7.875% 6/15/12		1,500,000	1,616,250
El Paso Energy Corp.:
7.375% 12/15/12		5,000	5,294
7.75% 1/15/32		15,000	16,409
8.05% 10/15/30		95,000	106,281
El Paso Production Holding Co. 7.75% 6/1/13		390,000	403,650
Forest Oil Corp. 7.75% 5/1/14		450,000	457,875
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	51,000
Giant Industries, Inc. 8% 5/15/14		130,000	140,400
Massey Energy Co.:
6.625% 11/15/10		40,000	40,200
6.875% 12/15/13		485,000	463,175
Nakilat, Inc. 6.067% 12/31/33 (g)		3,385,000	3,391,567
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	233,567
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35		$ 240,000	$ 233,071
NGC Corp. 7.125% 5/15/18		130,000	129,350
Northwest Pipeline Corp. 7% 6/15/16		300,000	321,750
OPTI Canada, Inc. 8.25% 12/15/14 (g)		635,000	657,225
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	56,100
8.25% 3/15/13		390,000	411,450
Pan American Energy LLC 7.75% 2/9/12 (g)		665,000	678,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		625,000	646,875
7.375% 12/15/14		375,000	413,250
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,336,675
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		964,994	961,375
8.22% 4/1/17 (g)		600,000	595,500
Plains All American Pipeline LP 6.65% 1/15/37 (g)		3,055,000	3,209,604
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	384,150
7.375% 7/15/13		440,000	451,000
Ras Laffan LNG III 6.332% 9/30/27 (g)		1,840,000	1,897,574
Ship Finance International Ltd. 8.5% 12/15/13		330,000	337,425
Southern Star Central Corp. 6.75% 3/1/16		60,000	60,525
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		440,000	446,600
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,250
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	101,250
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		215,000	217,688
Williams Companies, Inc.:
7.125% 9/1/11		255,000	266,475
7.625% 7/15/19		30,000	32,325
7.875% 9/1/21		20,000	21,900
8.125% 3/15/12		280,000	304,136
8.75% 3/15/32		165,000	188,100
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (g)		100,000	105,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 125,000	$ 148,750
yankee 9.125% 2/24/09		150,000	157,125
			32,186,323
TOTAL ENERGY			33,804,423
FINANCIALS - 1.8%
Capital Markets - 0.2%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	455,400
7.875% 12/1/15		400,000	430,000
8% 6/15/11		815,000	851,675
JPMorgan Chase Capital XX 6.55% 9/29/36		6,015,000	6,264,292
			8,001,367
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (i)		2,090,000	2,069,100
Bank of America NA 6% 10/15/36		3,525,000	3,670,011
Development Bank of Philippines 8.375% (i)		575,000	609,500
HSBC Holdings PLC 6.5% 5/2/36		500,000	548,152
KeyCorp Capital Trust VII 5.7% 6/15/35		4,340,000	4,168,457
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		100,000	104,000
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		725,000	785,755
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		560,000	581,000
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		320,000	340,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	322,500
			13,199,275
Consumer Finance - 0.2%
Ford Motor Credit Co.:
5.7% 1/15/10		190,000	183,221
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
6.625% 6/16/08		$ 840,000	$ 842,181
7% 10/1/13		1,050,000	1,002,750
8% 12/15/16		220,000	217,250
8.11% 1/13/12 (i)		220,000	220,550
8.625% 11/1/10		900,000	933,297
9.81% 4/15/12 (i)		1,000,000	1,077,500
9.875% 8/10/11		300,000	323,688
General Motors Acceptance Corp.:
6.75% 12/1/14		1,135,000	1,140,675
6.875% 9/15/11		950,000	961,875
8% 11/1/31		1,300,000	1,443,000
Triad Acquisition Corp. 11.125% 5/1/13		55,000	50,325
			8,396,312
Diversified Financial Services - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	334,400
Cerro Negro Finance Ltd.:
7.33% 12/1/09		192,700	188,846
7.33% 12/1/09 (g)		61,100	59,878
Citigroup, Inc. 6.125% 8/25/36		8,375,000	8,855,290
Credit Suisse London Branch 7.65% 9/7/11		425,000	436,475
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		500,000	532,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (g)		290,000	289,638
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	7,262,817
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		500,000	513,125
TMK Capital SA 8.5% 9/29/09		900,000	933,750
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,045,350
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		110,000	112,750
9.75% 2/15/17 (g)		80,000	82,000
			20,646,819
Insurance - 0.1%
AMBAC Financial Group, Inc. 6.15% 2/15/37		2,555,000	2,540,656
Real Estate Investment Trusts - 0.2%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		40,000	40,900
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HMB Capital Trust V 8.99% 12/15/36 (g)(i)		$ 270,000	$ 267,300
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	464,025
iStar Financial, Inc. 5.95% 10/15/13 (g)		300,000	304,630
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	880,875
7% 1/15/16		400,000	404,000
Reckson Operating Partnership LP 6% 3/31/16		741,000	733,183
Rouse Co. 5.375% 11/26/13		100,000	95,657
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	645,183
8.625% 1/15/12		750,000	819,375
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	100,000
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	873,650
6.75% 4/1/17		310,000	315,425
			6,095,328
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		915,000	889,838
8.125% 6/1/12		485,000	494,700
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		420,000	413,700
Realogy Corp. 6.5% 10/15/16 (g)		3,210,000	3,359,105
			5,259,343
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	45,393
TOTAL FINANCIALS			64,184,493
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	86,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	340,225
Community Health Systems, Inc. 6.5% 12/15/12		80,000	79,600
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,650
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10		$ 110,000	$ 116,325
CRC Health Group, Inc. 10.75% 2/1/16		350,000	385,000
DaVita, Inc.:
6.625% 3/15/13		290,000	289,638
7.25% 3/15/15		615,000	619,613
HCA, Inc.:
6.3% 10/1/12		215,000	200,219
6.5% 2/15/16		320,000	274,400
9.125% 11/15/14 (g)		440,000	468,600
9.25% 11/15/16 (g)		1,055,000	1,131,488
9.625% 11/15/16 pay-in-kind (g)		290,000	313,200
HealthSouth Corp. 10.75% 6/15/16 (g)		300,000	333,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	360,500
Multiplan, Inc. 10.375% 4/15/16 (g)		485,000	503,188
ResCare, Inc. 7.75% 10/15/13		490,000	501,025
Rural/Metro Corp.:
0% 3/15/16 (d)		150,000	115,875
9.875% 3/15/15		180,000	190,800
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		100,000	111,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	104,750
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	351,563
6.5% 6/1/12		15,000	13,875
7.375% 2/1/13		675,000	632,813
9.25% 2/1/15		1,000,000	1,000,000
U.S. Oncology, Inc.:
9% 8/15/12		280,000	299,250
10.75% 8/15/14		80,000	89,300
			8,922,647
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (d)		100,000	80,250
Mylan Laboratories, Inc. 6.375% 8/15/15		60,000	59,250
			139,500
TOTAL HEALTH CARE			9,062,147
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 300,000	$ 300,375
Bombardier, Inc.:
6.3% 5/1/14 (g)		340,000	325,550
6.75% 5/1/12 (g)		355,000	354,113
8% 11/15/14 (g)		160,000	167,200
Esterline Technologies Corp. 6.625% 3/1/17 (g)		330,000	330,825
			1,478,063
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	51,364
6.977% 11/23/22		328,043	330,660
7.377% 5/23/19		100,852	99,592
7.379% 11/23/17		34,237	33,552
AMR Corp. 9% 8/1/12		485,000	512,888
Continental Airlines, Inc.:
8.495% 6/2/13 (i)		100,000	102,000
9.558% 9/1/19		270,555	298,964
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		84,282	85,125
7.73% 9/15/12		21,945	22,219
8.499% 11/1/12		23,360	23,827
9.798% 4/1/21		380,641	420,609
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		1,450,000	855,500
8.3% 12/15/29 (c)		1,000,000	595,000
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12		72,733	73,278
Northwest Airlines, Inc. 9.875% 3/15/07 (c)		600,000	573,000
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10		24,160	24,160
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,404,865	1,425,938
7.186% 10/1/12		3,481,224	3,539,987
			9,067,663
Building Products - 0.0%
Nortek, Inc. 8.5% 9/1/14		100,000	101,500
Commercial Services & Supplies - 0.1%
Adesa, Inc. 7.625% 6/15/12		250,000	261,250
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 445,000	$ 446,113
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	361,675
7.125% 5/15/16		400,000	404,000
7.25% 3/15/15		800,000	816,000
7.875% 4/15/13		120,000	124,950
Aramark Corp.:
8.5% 2/1/15 (g)		440,000	456,500
8.86% 2/1/15 (g)(i)		130,000	134,063
Cenveo Corp. 7.875% 12/1/13		463,000	450,268
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	368,756
7.75% 10/1/16		400,000	422,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	354,375
Rental Service Corp. 9.5% 12/1/14 (g)		330,000	352,275
			4,952,225
Electrical Equipment - 0.0%
Baldor Electric Co. 8.625% 2/15/17		130,000	136,663
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	222,200
			358,863
Industrial Conglomerates - 0.1%
Nell AF Sarl 8.375% 8/15/15 (g)		75,000	79,125
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)		3,075,000	3,201,127
			3,280,252
Machinery - 0.0%
Case New Holland, Inc. 7.125% 3/1/14		350,000	361,375
Chart Industries, Inc. 9.125% 10/15/15 (g)		40,000	42,400
Columbus McKinnon Corp. 8.875% 11/1/13		20,000	21,200
Commercial Vehicle Group, Inc. 8% 7/1/13		330,000	330,000
Invensys PLC 9.875% 3/15/11 (g)		49,000	52,614
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	194,500
			1,002,089
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		126,000	119,700
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	348,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		$ 490,000	$ 503,475
OMI Corp. 7.625% 12/1/13		95,000	96,425
			1,068,200
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)		400,000	408,000
7.75% 5/15/16 (g)		400,000	408,000
Hertz Corp.:
8.875% 1/1/14		700,000	754,250
10.5% 1/1/16		360,000	409,500
Kansas City Southern Railway Co. 7.5% 6/15/09		400,000	408,000
TFM SA de CV 9.375% 5/1/12		65,000	69,550
			2,457,300
Trading Companies & Distributors - 0.1%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	423,000
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	325,500
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	290,813
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	171,600
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	445,000
Penhall International Corp. 12% 8/1/14 (g)		250,000	270,000
VWR International, Inc.:
6.875% 4/15/12		30,000	29,700
8% 4/15/14		30,000	30,450
			1,986,063
TOTAL INDUSTRIALS			25,752,218
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		520,000	518,050
Lucent Technologies, Inc. 6.5% 1/15/28		400,000	362,000
Nortel Networks Corp.:
9.61% 7/15/11 (g)(i)		200,000	213,500
10.125% 7/15/13 (g)		500,000	551,250
			1,644,800
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		1,180,000	1,184,425
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
NXP BV:
7.875% 10/15/14 (g)		$ 340,000	$ 351,050
9.5% 10/15/15 (g)		295,000	305,325
			656,375
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		120,000	114,600
7.75% 1/15/15		300,000	304,500
8.625% 4/1/13		210,000	215,250
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,251,375
10.25% 8/15/15		700,000	757,750
			2,643,475
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,925
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	62,563
9.25% 6/1/16		515,000	526,588
Avago Technologies Finance Ltd. 10.125% 12/1/13		600,000	636,000
Conexant Systems, Inc. 9.11% 11/15/10 (g)(i)		250,000	257,500
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		760,000	771,400
9.125% 12/15/14 pay-in-kind (g)		570,000	576,441
9.25% 12/15/14 (g)(i)		290,000	296,177
10.125% 12/15/16 (g)		700,000	714,000
Viasystems, Inc. 10.5% 1/15/11		480,000	489,600
			4,330,269
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16		50,000	49,000
Open Solutions, Inc. 9.75% 2/1/15 (g)		90,000	93,038
Serena Software, Inc. 10.375% 3/15/16		230,000	249,550
			391,588
TOTAL INFORMATION TECHNOLOGY			10,983,857
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - 0.5%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 410,000	$ 451,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)		550,000	484,000
Equistar Chemicals LP 7.55% 2/15/26		350,000	345,625
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	418,206
Huntsman International LLC 9.875% 3/1/09		71,000	72,775
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	327,825
Lyondell Chemical Co.:
8% 9/15/14		500,000	528,750
10.875% 5/1/09		55,000	55,619
Nalco Co. 7.75% 11/15/11		630,000	651,263
Pliant Corp. 0.225% 6/15/09 (e)		60,000	60,000
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		375,000	403,125
			3,798,188
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		30,000	30,900
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	357,000
			387,900
Containers & Packaging - 0.1%
Ball Corp. 6.625% 3/15/18		500,000	500,000
BWAY Corp. 10% 10/15/10		105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		200,000	209,500
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	104,475
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12		50,000	50,500
9.875% 10/15/14		395,000	404,875
Graphic Packaging International, Inc. 8.5% 8/15/11		120,000	124,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		15,000	14,888
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,675
8.875% 2/15/09		350,000	357,000
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,500
7.5% 5/15/10		395,000	403,888
7.8% 5/15/18		45,000	46,350
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
8.1% 5/15/07		$ 410,000	$ 410,000
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		40,000	44,500
Vitro SAB de CV 8.625% 2/1/12 (g)		505,000	511,313
			3,358,214
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		345,000	364,956
CSN Islands X Corp. (Reg. S) 9.5%		151,000	158,157
Evraz Group SA 8.25% 11/10/15		415,000	424,877
Evraz Securities SA 10.875% 8/3/09		500,000	546,900
FMG Finance Property Ltd.:
9.3694% 9/1/11 (g)(i)		150,000	157,125
10% 9/1/13 (g)		130,000	139,425
10.625% 9/1/16 (g)		195,000	220,838
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	384,375
10.125% 2/1/10		45,000	47,250
Newmont Mining Corp. 5.875% 4/1/35		200,000	192,353
Novelis, Inc. 7.25% 2/15/15		460,000	478,400
PNA Group, Inc. 10.75% 9/1/16 (g)		130,000	139,425
RathGibson, Inc. 11.25% 2/15/14		50,000	53,313
Tube City IMS Corp. 9.75% 2/1/15 (g)		50,000	52,250
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,760,073
			6,119,717
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14		30,000	29,400
8.235% 10/15/12 (i)		30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	480,375
Georgia-Pacific Corp.:
7.125% 1/15/17 (g)		400,000	399,000
7.375% 12/1/25		15,000	14,625
7.75% 11/15/29		10,000	10,075
8% 1/15/24		130,000	132,275
8.125% 5/15/11		605,000	642,813
Glatfelter 7.125% 5/1/16		230,000	233,450
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	112,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 400,000	$ 408,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	396,000
			2,888,213
TOTAL MATERIALS			16,552,232
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,192,174
British Telecommunications PLC 8.875% 12/15/30		145,000	203,846
Embarq Corp. 6.738% 6/1/13		85,000	88,241
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
Hanarotelecom, Inc. 7% 2/1/12 (g)		160,000	162,000
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(i)		280,000	286,300
Intelsat Ltd.:
6.5% 11/1/13		40,000	36,350
7.625% 4/15/12		20,000	19,650
9.25% 6/15/16 (g)		850,000	937,125
11.25% 6/15/16 (g)		1,400,000	1,585,500
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		360,000	361,368
9.25% 11/1/14 (g)		310,000	318,122
12.25% 3/15/13		1,050,000	1,225,875
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		75,000	80,438
NTL Cable PLC:
8.75% 4/15/14		300,000	315,000
9.125% 8/15/16		610,000	646,600
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		370,000	373,700
Qwest Capital Funding, Inc.:
7% 8/3/09		50,000	50,625
7.25% 2/15/11		285,000	290,700
7.625% 8/3/21		20,000	20,200
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,404,200
7.5% 2/15/14		60,000	62,250
8.86% 2/15/09 (i)		340,000	343,400
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
7.5% 10/1/14		$ 500,000	$ 532,500
7.625% 6/15/15		610,000	654,988
8.61% 6/15/13 (i)		90,000	98,325
SBC Communications, Inc.:
6.15% 9/15/34		500,000	509,286
6.45% 6/15/34		220,000	231,324
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	8,407,412
Telecom Italia Capital SA:
6% 9/30/34		500,000	467,438
7.2% 7/18/36		3,620,000	3,894,363
Telefonica de Argentina SA 9.125% 11/7/10		154,000	164,780
Telefonica Emisiones SAU 7.045% 6/20/36		8,825,000	9,785,637
Telenet Group Holding NV 0% 6/15/14 (d)(g)		52,000	48,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	377,813
U.S. West Communications:
6.875% 9/15/33		415,000	400,475
7.5% 6/15/23		300,000	304,125
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,330,161
Windstream Corp.:
8.125% 8/1/13		200,000	216,500
8.625% 8/1/16		350,000	384,125
			44,193,651
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35		780,000	785,487
American Tower Corp. 7.5% 5/1/12		105,000	108,675
Centennial Communications Corp. 10% 1/1/13		450,000	486,000
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		310,000	320,075
Cricket Communications, Inc. 9.375% 11/1/14 (g)		480,000	504,000
Digicel Group Ltd. 8.875% 1/15/15 (g)		490,000	478,975
Digicel Ltd. 9.25% 9/1/12 (g)		820,000	869,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,000,000	961,250
8.375% 3/15/13		1,000,000	1,050,000
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (i)		195,000	208,894
Megafon SA 8% 12/10/09		200,000	207,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		$ 600,000	$ 631,500
Millicom International Cellular SA 10% 12/1/13		285,000	312,788
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		536,000	562,800
8.375% 10/14/10 (g)		1,085,000	1,143,373
Nextel Communications, Inc. 7.375% 8/1/15		150,000	155,223
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		110,000	109,447
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		400,000	415,520
Rogers Communications, Inc. 8% 12/15/12		355,000	378,963
Rural Cellular Corp. 8.25% 3/15/12		360,000	373,500
Stratos Global Corp. 9.875% 2/15/13		150,000	150,000
Telecom Personal SA 9.25% 12/22/10 (g)		785,000	821,306
			11,033,976
TOTAL TELECOMMUNICATION SERVICES			55,227,627
UTILITIES - 0.7%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	74,550
Chivor SA E.S.P. 9.75% 12/30/14 (g)		493,000	554,625
Commonwealth Edison Co. 5.4% 12/15/11		1,608,000	1,609,598
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		400,000	401,000
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	411,000
8.5% 10/1/21		350,000	356,125
National Power Corp. 6.875% 11/2/16 (g)		100,000	102,125
Nevada Power Co.:
5.875% 1/15/15		40,000	40,684
6.5% 4/15/12		50,000	52,103
6.5% 5/15/18		790,000	819,941
Reliant Energy, Inc. 6.75% 12/15/14		400,000	414,000
Sierra Pacific Power Co. 6% 5/15/16		50,000	50,375
Sierra Pacific Resources 7.803% 6/15/12		290,000	308,125
			5,194,251
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16		600,000	640,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
El Paso Energy Corp. 6.75% 5/15/09		$ 25,000	$ 25,594
NiSource Finance Corp. 5.45% 9/15/20		1,905,000	1,822,413
Sonat, Inc.:
6.625% 2/1/08		20,000	20,100
6.75% 10/1/07		15,000	15,038
Transportadora de Gas del Sur SA:
7.2% 12/15/10 (Reg. S) (e)		727,037	725,219
8% 12/15/13 (e)		295,000	300,900
8% 12/15/13 (e)(g)		50,000	51,000
8% 12/15/13 (e)		204,800	207,360
			3,808,124
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		1,400,000	1,468,250
8.75% 6/15/08		2,000	2,064
8.75% 5/15/13 (g)		35,000	37,363
8.875% 2/15/11		982,000	1,058,105
9% 5/15/15 (g)		625,000	668,750
9.375% 9/15/10		7,000	7,604
9.5% 6/1/09		19,000	20,259
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		170,000	181,900
8.25% 4/15/12 (g)		90,000	98,325
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,049,325
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,322,750
7.375% 2/1/16		1,280,000	1,305,600
Tenaska Alabama Partners LP 7% 6/30/21 (g)		480,593	482,996
TXU Corp. 5.55% 11/15/14		3,140,000	2,865,564
			10,568,855
Multi-Utilities - 0.2%
CMS Energy Corp.:
6.3% 2/1/12		760,000	773,300
8.5% 4/15/11		545,000	596,094
9.875% 10/15/07		135,000	138,038
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.125% 4/1/36		$ 4,405,000	$ 4,553,629
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	111,038
			6,172,099
TOTAL UTILITIES			25,743,329
TOTAL NONCONVERTIBLE BONDS			307,828,863
TOTAL CORPORATE BONDS (Cost $293,188,087)			307,876,737
U.S. Government and Government Agency Obligations - 21.8%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
4.375% 7/17/13		8,745,000	8,493,905
5% 2/16/12		8,000,000	8,059,368
Freddie Mac:
5.25% 7/18/11		100,000,000	101,683,500
5.25% 11/5/12		280,000	279,172
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			118,911,379
U.S. Treasury Inflation Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,195,480	3,074,649
2% 1/15/14		121,429,487	120,043,947
2.375% 4/15/11		32,532,480	32,848,723
3.5% 1/15/11		23,188,200	24,423,936
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			180,391,255
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bond stripped principal:
2/15/15		78,530,000	54,817,160
5/15/30		35,870,000	12,013,006
U.S. Treasury Bonds 6.25% 5/15/30		98,028,000	118,644,465
U.S. Treasury Notes stripped principal:
2/15/12		75,970,000	60,964,709
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13 (f)		$ 66,769,000	$ 65,814,404
4.5% 9/30/11		41,855,000	41,819,047
4.75% 1/31/12 (h)		71,382,000	72,113,452
4.75% 5/15/14 (f)		33,615,000	34,050,953
TOTAL U.S. TREASURY OBLIGATIONS			460,237,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $746,656,439)			759,539,830
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.7%
3.837% 10/1/33 (i)		3,278,574	3,244,214
4.685% 5/1/35 (i)		3,932,179	3,923,379
5% 3/1/37 (h)		112,810,011	109,372,611
5.097% 5/1/35 (i)		3,493,795	3,504,370
5.299% 12/1/35 (i)		1,619,947	1,624,146
5.322% 2/1/36 (i)		2,727,254	2,735,425
5.5% 3/1/37 (h)		50,000,000	49,569,455
5.5% 3/1/37 (h)		54,265,689	53,798,413
6% 3/1/22 (h)		1,458,555	1,480,867
6% 3/1/37 (h)		45,000,000	45,370,733
6% 3/1/37 (h)		20,000,000	20,164,770
6.5% 3/1/37 (h)		8,682,350	8,849,739
TOTAL FANNIE MAE			303,638,122
Freddie Mac - 1.2%
6% 3/1/37 (h)		39,946,113	40,292,370
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $338,676,823)			343,930,492
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)		118,433	118,652
Class M2, 6.42% 2/25/34 (i)		125,000	125,988
Asset-Backed Securities - continued
		Principal Amount	Value
ACE Securities Corp.: - continued
Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)		$ 46,919	$ 46,953
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (g)(i)		2,590,000	2,590,000
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (g)(i)		185,478	188,260
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (i)		725,000	721,304
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (i)		350,453	351,366
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (i)		425,000	425,390
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,511,899
Class D, 7.16% 1/15/13 (g)		160,000	160,356
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)		340,000	341,607
Class C, 5.77% 5/20/10 (g)		325,000	328,172
Class D, 6.15% 4/20/11 (g)		550,000	558,070
Capmark VII Ltd. Series 2006-7A Class H, 6.87% 8/20/36 (g)(i)		500,000	485,625
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (g)(i)		290,000	249,944
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(i)		250,000	246,455
Class F, 7.07% 12/25/46 (g)(i)		250,000	246,445
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		1,470,519	1,452,578
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)		410,000	411,303
Series 2004-3 Class M1, 5.82% 6/25/34 (i)		75,000	75,301
Series 2005-1:
Class MV1, 5.72% 7/25/35 (i)		185,000	185,405
Class MV2, 5.76% 7/25/35 (i)		220,000	220,817
Series 2005-3 Class MV1, 5.74% 8/25/35 (i)		4,750,000	4,758,805
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	240,835
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)		25,000	25,024
Class M4, 6.22% 3/25/34 (i)		25,000	25,051
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	1,185,499
Asset-Backed Securities - continued
		Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2006-C Class D, 6.89% 5/15/13 (g)		$ 915,000	$ 922,189
Fremont Home Loan Trust Series 2004-A Class M1, 5.87% 1/25/34 (i)		225,000	225,112
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		1,425,000	1,415,267
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (i)		249,683	249,683
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (g)(i)		250,000	247,138
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (i)		20,726	20,743
Series 2004-3 Class M2, 6.52% 8/25/34 (i)		120,000	121,006
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	100,000
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)		86,173	86,297
Class M2, 5.81% 1/20/35 (i)		65,212	65,435
Kent Funding III Ltd. Series 2006-3A Class D, 8.46% 10/31/36 (i)		249,665	240,927
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (g)(i)		417,015	416,864
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (i)		150,000	105,155
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (i)		80,000	80,322
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)		94,311	94,916
Class M2, 5.87% 7/25/34 (i)		25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (i)		90,000	90,124
Series 2003-NC8 Class M1, 6.02% 9/25/33 (i)		34,998	35,040
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (i)		10,311	10,321
Series 2002-NC1 Class M1, 6.52% 2/25/32 (g)(i)		138,907	139,004
Series 2002-NC3 Class M1, 6.4% 8/25/32 (i)		75,000	75,052
Newcastle CDO VIII Series 2006-8A Class 10, 7.57% 11/1/52 (g)(i)		250,000	243,750
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (i)		75,000	75,346
Class M4, 6.295% 6/25/34 (i)		125,000	125,695
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (i)		1,884,665	1,884,898
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 6.15% 1/25/35 (i)		750,000	754,063
Asset-Backed Securities - continued
		Principal Amount	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.6763% 12/15/26 (g)(i)		$ 185,000	$ 185,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (i)		260,000	263,008
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (g)(i)		100,000	61,700
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (g)(i)		4,670,000	4,670,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	1,405,970
Wachovia Ltd./Wachovia LLC Series 2006-1A Class J, 8.1156% 9/25/26 (g)(i)		500,000	500,550
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (g)(i)		1,330,000	1,164,950
TOTAL ASSET-BACKED SECURITIES (Cost $33,563,015)			33,377,685
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (i)		205,140	189,319
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		339,269	183,205
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (i)		70,235	70,871
Series 2004-7 Class 15B4, 5.3048% 8/25/19 (g)(i)		83,513	76,487
Series 2004-B Class 1A1, 3.5013% 3/25/34 (i)		255,192	256,204
Series 2004-C Class 1A1, 3.3242% 4/25/34 (i)		207,074	211,546
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)		16,569,748	2,089,445
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (i)		7,445,944	7,460,290
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		127,619	120,670
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		94,890	84,535
Series 2003-35 Class B, 4.639% 9/25/18 (i)		184,213	166,748
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (i)		101,025	101,179
Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)		40,310	40,377
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)		$ 16,440	$ 16,444
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (i)		52,226	52,306
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(i)		400,539	363,927
Series 2004-3 Class DB4, 5.8427% 4/25/34 (i)		119,675	79,414
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(i)		250,000	254,375
Class G, 6.78% 3/18/11 (g)(i)		250,000	251,052
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		173,477	147,001
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (g)(i)		400,000	400,000
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (g)(i)		253,455	254,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)		157,142	157,377
Series 2003-E Class XA1, 1% 10/25/28 (i)(k)		633,794	2,380
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (i)		4,165,000	3,545,456
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)		231,078	231,561
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (g)(i)		41,964	42,593
Class B4, 6.97% 6/10/35 (g)(i)		37,301	38,047
Class B5, 7.57% 6/10/35 (g)(i)		27,976	28,535
Class B6, 8.07% 6/10/35 (g)(i)		13,988	14,380
Series 2004-B:
Class B4, 6.42% 2/10/36 (g)(i)		95,701	97,232
Class B5, 6.87% 2/10/36 (g)(i)		95,701	96,897
Class B6, 7.32% 2/10/36 (g)(i)		95,701	97,137
Series 2004-C:
Class B4, 6.27% 9/10/36 (g)(i)		96,525	97,973
Class B5, 6.67% 9/10/36 (g)(i)		96,525	97,491
Class B6, 7.07% 9/10/36 (g)(i)		96,525	97,491
RESIX Finance Ltd. Series 2007-A Class BB, 8.67% 3/15/37 (g)(i)		500,000	500,000
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.6406% 3/20/35 (i)		176,589	177,087
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (i)		$ 553,424	$ 555,459
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (g)(i)		530,000	343,016
Series 2006-BC5 Class B, 7.82% 12/25/36 (i)		1,050,000	891,697
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (i)		7,929,661	7,922,040
Wells Fargo Mortgage Backed Securities Trust Series 2003-12 Class B6, 4.75% 11/25/18 (g)		331,401	184,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,317,171)			28,088,262
Commercial Mortgage Securities - 0.7%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.2674% 2/14/29 (g)(i)		750,000	816,182
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,638,477
Class B5, 7.525% 4/14/29		129,000	127,367
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (g)		97,351	107,192
Class BWH, 9.073% 10/11/37 (g)		97,351	113,464
Class BWJ, 9.99% 10/11/37 (g)		97,351	117,324
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (g)(i)		50,000	50,000
Class J, 7.27% 11/15/15 (g)(i)		55,000	54,978
Class K, 7.92% 11/15/15 (g)(i)		50,000	49,950
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (g)(i)		190,000	190,202
Class F, 6.07% 7/14/20 (g)(i)		110,000	110,117
Class G, 6.2% 7/14/20 (g)(i)		100,000	100,106
Class H, 6.42% 7/14/20 (g)(i)		100,000	100,106
Series 2006-ESH:
Class A, 6.18% 7/14/11 (g)(i)		212,580	212,607
Class B, 6.28% 7/14/11 (g)(i)		106,007	105,951
Class C, 6.43% 7/14/11 (g)(i)		212,297	212,324
Class D, 7.061% 7/14/11 (g)(i)		123,385	123,469
Commercial Mortgage Securities - continued
		Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.68% 4/25/34 (g)(i)		$ 218,243	$ 218,653
Series 2004-2 Class A, 5.75% 8/25/34 (g)(i)		253,878	254,750
Series 2004-3:
Class A1, 5.69% 1/25/35 (g)(i)		239,217	239,852
Class A2, 5.74% 1/25/35 (g)(i)		34,174	34,270
Class M1, 5.82% 1/25/35 (g)(i)		34,174	34,297
Class M2, 6.32% 1/25/35 (g)(i)		34,174	34,467
Citigroup Commercial Mortgage Trust Series 2006-FL2:
Class CNP3, 6.52% 8/16/21 (g)(i)		5,182,308	5,182,308
Class HFL, 6.27% 8/16/21 (g)(i)		400,000	400,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (g)(i)		28,571	28,641
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	520,470
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	577,980
Commercial Mortgage pass thru certificates Series 2001-J1A Class G, 6.9914% 2/14/34 (g)(i)		500,000	532,763
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		500,000	550,982
Series 2003-C3 Class J, 4.231% 5/15/38 (g)		300,000	273,145
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)(h)		500,000	566,738
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8751% 4/29/39 (g)(i)		318,427	323,403
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,863,645	5,732,262
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (g)		200,000	202,922
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	511,927
Series 2003-J10 Class B2, 6.75% 4/15/29 (i)		500,000	508,926
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (g)(i)		250,000	245,504
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (g)(i)		250,000	250,000
Series 1998-GLII Class G, 6.9707% 4/13/31 (g)(i)		600,000	634,228
Series 2006-RR2:
Class M, 5.6941% 6/1/46 (g)(i)		100,000	73,882
Class N, 5.6941% 6/1/46 (g)(i)		100,000	67,485
Commercial Mortgage Securities - continued
		Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (g)(i)		$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(i)		100,000	94,509
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	271,731
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		366,860	477,128
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (g)	CAD	107,000	77,246
Class G, 4.456% 4/12/17 (g)	CAD	54,000	37,876
Class H, 4.456% 4/12/17 (g)	CAD	36,000	22,155
Class J, 4.456% 4/12/17 (g)	CAD	36,000	20,587
Class K, 4.456% 4/12/18 (g)	CAD	18,000	9,128
Class L, 4.456% 4/12/18 (g)	CAD	26,000	12,521
Class M, 4.456% 4/12/18 (g)	CAD	130,000	41,590
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(i)		165,000	165,938
Class F6, 6.5% 2/18/34 (g)(i)		37,000	36,574
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		90,000	90,506
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,891,884)			24,087,160
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		434,135	497,084
3% 4/30/13 (i)		275,625	243,431
5.475% 8/3/12 (i)		1,901,250	1,804,540
7% 3/28/11		1,450,000	1,432,842
7% 9/12/13		1,585,000	1,520,235
Brazilian Federative Republic:
8% 1/15/18		496,000	555,272
8.25% 1/20/34		410,000	507,170
8.75% 2/4/25		280,000	352,800
11% 8/17/40		1,890,000	2,525,040
12.25% 3/6/30		595,000	1,010,013
12.75% 1/15/20		290,000	457,475
Central Bank of Nigeria promissory note 5.092% 1/5/10		629,570	605,615
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
City of Kiev 8.75% 8/8/08		$ 100,000	$ 103,500
Colombian Republic:
7.16% 11/16/15 (i)		355,000	374,525
7.375% 9/18/37		205,000	218,940
11.75% 2/25/20		347,000	506,620
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,476
6.1875% 8/30/24 (i)		1,700,000	1,691,500
9.04% 1/23/18 (g)		530,094	610,403
9.5% 9/27/11		955,127	1,021,031
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,905,000	1,619,250
euro par 5% 2/28/25		153,000	109,395
Indonesian Republic 6.75% 3/10/14		975,000	1,018,875
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		200,000	206,000
Peruvian Republic:
6.25% 3/7/27 (i)		340,000	339,150
7.35% 7/21/25		275,000	308,688
euro Brady past due interest 5% 3/7/17 (i)		1,436,400	1,429,218
Philippine Republic:
8.25% 1/15/14		1,105,000	1,234,838
8.875% 3/17/15		380,000	444,600
9% 2/15/13		630,000	722,925
9.875% 1/15/19		985,000	1,267,006
10.625% 3/16/25		715,000	1,017,088
Republic of Fiji 6.875% 9/13/11		200,000	190,000
Republic of Iraq 5.8% 1/15/28 (g)		500,000	326,875
Republic of Lebanon:
7.125% 3/5/10		50,000	48,625
7.75% 9/7/12		400,000	386,000
7.875% 5/20/11 (Reg. S)		1,040,000	1,029,600
8.6044% 11/30/09 (g)(i)		105,000	104,606
8.6044% 11/30/09 (i)		1,400,000	1,394,750
8.625% 6/20/13		150,000	150,375
Republic of Serbia 3.75% 11/1/24 (e)(g)		365,000	344,925
Russian Federation:
5% 3/31/30 (Reg. S) (e)		3,827,000	4,338,861
12.75% 6/24/28 (Reg. S)		590,000	1,070,850
State of Qatar 9.75% 6/15/30 (Reg. S)		75,000	113,438
Turkish Republic:
6.875% 3/17/36		725,000	684,219
7% 9/26/16		1,390,000	1,409,113
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic: - continued
7.375% 2/5/25		$ 210,000	$ 213,938
11% 1/14/13		1,545,000	1,881,810
11.75% 6/15/10		975,000	1,143,188
11.875% 1/15/30		1,050,000	1,601,250
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		825,000	835,634
Ukraine Government 8.775% 8/5/09 (i)		1,600,000	1,697,920
United Mexican States:
7.5% 4/8/33		575,000	681,950
8.3% 8/15/31		815,000	1,047,275
11.5% 5/15/26		50,000	80,650
Uruguay Republic 8% 11/18/22		781,902	875,730
Venezuelan Republic:
6% 12/9/20		470,000	425,820
6.36% 4/20/11 (i)		1,025,000	1,017,313
7.65% 4/21/25		795,000	842,700
9.25% 9/15/27		620,000	774,380
10.75% 9/19/13		840,000	1,019,340
13.625% 8/15/18		578,000	849,660
euro Brady FLIRB B 6.25% 3/31/07 (i)		11,900	11,900
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		90,000	77,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,686,872)			52,489,640
Nonconvertible Preferred Stocks - 0.0%
Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $587,600)	520	613,600
Floating Rate Loans - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5782% 10/25/07 (i)	$ 276,000	$ 276,000
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (i)	10,000	10,100
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)	500,000	506,250
		516,350
TOTAL CONSUMER DISCRETIONARY		792,350
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)	250,000	253,125
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (i)	300,000	300,000
		553,125
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 7.07% 12/27/12 (i)	20,000	20,200
TOTAL FINANCIALS		573,325
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.86% 3/16/08 (i)	300,000	303,750
TOTAL FLOATING RATE LOANS (Cost $1,658,216)		1,669,425
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 4.5% 12/14/19 (i)	128,000	123,200
- Credit Suisse First Boston 6.25% 3/28/13 (i)	104,268	103,226
- Deutsche Bank 6.25% 3/28/13 (i)	12,273	12,150
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $227,420)		238,576
Fixed-Income Funds - 56.3%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	1,465,596	$ 146,149,224
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	2,007,210	201,343,193
Fidelity Corporate Bond 1-10 Year Central Fund (j)	4,048,762	409,856,150
Fidelity Floating Rate Central Fund (j)	1,264,870	127,777,167
Fidelity Mortgage Backed Securities Central Fund (j)	5,412,716	541,271,587
Fidelity Ultra-Short Central Fund (j)	5,418,458	538,215,433
TOTAL FIXED-INCOME FUNDS (Cost $1,944,569,571)		1,964,612,754
Preferred Securities - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Communicacoes e Partcipacoes LTDA 9.375%	$ 1,540,000	1,597,964
Net Servicos de Comunicacao SA 9.25% (g)	635,000	646,488
		2,244,452
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	1,968,000	2,072,064
TOTAL PREFERRED SECURITIES (Cost $4,209,900)		4,316,516
Cash Equivalents - 12.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 1,771,262	1,771,000
(Collateralized by U.S. Government Obligations) #	316,447,894	316,401,000
(Collateralized by U.S. Government Obligations) # (b)	101,109,996	101,095,000
TOTAL CASH EQUIVALENTS (Cost $419,267,000)		419,267,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $3,885,499,998)		3,940,107,677
NET OTHER ASSETS - (13.0)%		(453,511,458)
NET ASSETS - 100%		$ 3,486,596,219
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 134,000	$ (3,926)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	134,000	(4,150)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(4,915)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	(843)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(1,829)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(1,507)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 100,000	$ (4,020)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(5,207)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	112,375	(2,803)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	62,527	(838)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	13,745	(104)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(51,558)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ (821)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(55,509)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(132,960)
TOTAL CREDIT DEFAULT SWAPS		4,960,647	(270,990)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(21,967)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(21,718)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(7,739)
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	335,648
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	76,733
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 20,000,000	$ 483,062
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	617,976
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	1,455,780
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	2,146,237
Receive semi-annually a fixed rate of 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	616,680
TOTAL INTEREST RATE SWAPS		393,635,000	5,680,692
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	614,747
		$ 448,595,647	$ 6,024,449
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,216,099 or 3.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,771,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 73,554
BNP Paribas Securities Corp.	72,328
Banc of America Securities LLC	163,853
Bank of America, NA	245,179
Barclays Capital, Inc.	431,513
Bear Stearns & Co., Inc.	49,036
Citigroup Global Markets, Inc.	49,036
Countrywide Securities Corp.	245,179
Goldman, Sachs & Co.	24,518
Societe Generale, New York Branch	73,554
UBS Securities LLC	343,250
$ 1,771,000
Repurchase Agreement / Counterparty	Value
$316,401,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 13,140,846
BNP Paribas Securities Corp.	12,921,832
Banc of America Securities LLC	29,273,505
Bank of America, NA	43,802,822
Barclays Capital, Inc.	77,092,967
Bear Stearns & Co., Inc.	8,760,564
Citigroup Global Markets, Inc.	8,760,564
Countrywide Securities Corp.	43,802,822
Goldman, Sachs & Co.	4,380,282
Societe Generale, New York Branch	13,140,846
UBS Securities LLC	61,323,950
$ 316,401,000
$101,095,000 due 3/1/07 at 5.34%
Banc of America Securities LLC	$ 101,095,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,012,985
Fidelity 2-5 Year Duration Securitized Bond Central Fund	3,086,527
Fidelity Corporate Bond 1-10 Year Central Fund	6,887,975
Fidelity Floating Rate Central Fund	4,067,628
Fidelity Mortgage Backed Securities Central Fund	6,292,591
Fidelity Ultra-Short Central Fund	12,264,326
Total	$ 35,612,032

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 146,504,007*	$ -	$ 146,149,224	6.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	200,661,212*	-	201,343,193	6.0%
Fidelity Corporate Bond 1-10 Year Central Fund	-	405,231,150*	-	409,856,150	5.9%
Fidelity Floating Rate Central Fund	66,958,885	60,001,004	-	127,777,167	6.1%
Fidelity Mortgage Backed Securities Central Fund	-	540,773,172*	-	541,271,587	7.0%
Fidelity Ultra-Short Central Fund	414,088,852	124,999,961	-	538,215,433	4.0%
Total	$ 481,047,737	$ 1,478,170,506	$ -	$ 1,964,612,754
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2007

Assets
Investment in securities, at value (including securities loaned of $99,113,235 and repurchase agreements of $419,267,000) - See accompanying schedule: Unaffiliated issuers (cost $1,940,930,427)	$ 1,975,494,923
Fidelity Central Funds (cost $1,944,569,571)	1,964,612,754
Total Investments (cost $3,885,499,998)		$ 3,940,107,677
Cash		1,028,167
Receivable for investments sold		19,098,274
Receivable for swap agreements		5,656
Receivable for fund shares sold		9,626,522
Interest receivable		12,332,541
Distributions receivable from Fidelity Central Funds		8,480,481
Swap agreements, at value		6,024,449
Receivable from investment adviser for expense reductions		131
Other receivables		5,250
Total assets		3,996,709,148

Liabilities
Payable for investments purchased Regular delivery	$ 3,396,946
Delayed delivery	401,028,423
Payable for fund shares redeemed	2,451,240
Distributions payable	628,603
Accrued management fee	895,945
Distribution fees payable	21,136
Other affiliated payables	376,210
Other payables and accrued expenses	219,426
Collateral on securities loaned, at value	101,095,000
Total liabilities		510,112,929

Net Assets		$ 3,486,596,219
Net Assets consist of:
Paid in capital		$ 3,411,696,221
Undistributed net investment income		10,911,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,356,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,631,941
Net Assets		$ 3,486,596,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,923,044 ÷ 2,083,531 shares)	$ 10.52

Maximum offering price per share (100/95.25 of $10.52)	$ 11.04
Class T: Net Asset Value and redemption price per share ($30,772,124 ÷ 2,927,056 shares)	$ 10.51

Maximum offering price per share (100/96.50 of $10.51)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,206,785 ÷ 304,683 shares)A	$ 10.52

Class C: Net Asset Value and offering price per share ($12,236,709 ÷ 1,162,936 shares)A	$ 10.52

Total Bond: Net Asset Value, offering price and redemption price per share ($3,410,179,529 ÷ 324,124,242 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,278,028 ÷ 787,415 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2007

Investment Income
Dividends		$ 148,774
Interest		43,551,800
Income from Fidelity Central Funds		35,612,032
Total income		79,312,606

Expenses
Management fee	$ 4,669,401
Transfer agent fees	1,493,365
Distribution fees	92,028
Fund wide operations fee	457,629
Independent trustees' compensation	4,559
Miscellaneous	5,283
Total expenses before reductions	6,722,265
Expense reductions	(18,236)	6,704,029
Net investment income		72,608,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,196,566
Foreign currency transactions	1,006
Swap agreements	272,156
Capital gain distributions from Fidelity Central Funds	58,264
Total net realized gain (loss)		12,527,992
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,605,712
Fidelity Central Funds	5,401,954
Assets and liabilities in foreign currencies	(187)
Swap agreements	1,800,795
Total change in net unrealized appreciation (depreciation)		23,808,274
Net gain (loss)		36,336,266
Net increase (decrease) in net assets resulting from operations		$ 108,944,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007	One month ended August 31, 2006*	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,608,577	$ 10,616,308	$ 35,183,424
Net realized gain (loss)	12,527,992	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation)	23,808,274	23,254,821	12,947,897
Net increase (decrease) in net assets resulting from operations	108,944,843	35,530,317	42,218,825
Distributions to shareholders from net investment income	(67,270,811)	(9,317,974)	(31,840,595)
Distributions to shareholders from net realized gain	(4,857,769)	-	(1,679,853)
Total distributions	(72,128,580)	(9,317,974)	(33,520,448)
Share transactions - net increase (decrease)	1,010,746,175	92,507,042	1,879,857,353
Total increase (decrease) in net assets	1,047,562,438	118,719,385	1,888,555,730

Net Assets
Beginning of period	2,439,033,781	2,320,314,396	431,758,666
End of period (including undistributed net investment income of $10,911,115, $5,573,349 and $2,168,613, respectively)	$ 3,486,596,219	$ 2,439,033,781	$ 2,320,314,396
* The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.244	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.129	.105	(.294) H	.183	.145
Total from investment operations	.373	.148	.182	.570	.191
Distributions from net investment income	(.226)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.243)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.62%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.72% A	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.72% A	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.72% A	.73% A	.79%	.80%	.80% A
Net investment income	4.74% A	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,923	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.239	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.130	.105	(.296) H	.173	.144
Total from investment operations	.369	.147	.170	.550	.189
Distributions from net investment income	(.222)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.239)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.59%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.87% A	.90%	.90%	.90% A
Net investment income	4.67% A	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,772	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.129	.104	(.296) H	.182	.145
Total from investment operations	.331	.141	.103	.491	.181
Distributions from net investment income	(.184)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.201)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.21%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.92% A	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,207	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 M	2005 M	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.200	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.129	.105	(.293) H	.181	.145
Total from investment operations	.329	.141	.096	.480	.180
Distributions from net investment income	(.182)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.199)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.19%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.56% A	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.56% A	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,237	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	86% A, L	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Year ended August 31,
	2007	2006 I	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.259	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.129	.105	(.290) G	.182	.237	.269
Total from investment operations	.388	.151	.216	.593	.577	.501
Distributions from net investment income	(.241)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.258)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.52	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.77%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.01% A	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410,180	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Year ended August 31,
	2007	2006 H	2006 L	2005 L	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.252	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.131	.105	(.294) G	.182	.145
Total from investment operations	.383	.150	.199	.592	.193
Distributions from net investment income	(.236)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.017)	-	(.040)	(.090)	-
Total distributions	(.253)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.51	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.72%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.54% A	.56%	.61%	.65% A
Net investment income	4.93% A	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,278	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	86% A, K	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Portfolio turnover rate excludes securities received or delivered in-kind.

L For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 57,100,586
Unrealized depreciation	(3,229,105)
Net unrealized appreciation (depreciation)	$ 53,871,481
Cost for federal income tax purposes	$ 3,886,236,196

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $779,715,978 and $162,352,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,383	$ 1,914
Class T	0%	.25%	23,899	7,232
Class B	.65%	.25%	12,726	9,351
Class C	.75%	.25%	44,020	20,002
			$ 92,028	$ 38,499

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,669
Class T	7,898
Class B*	5,856
Class C*	2,854
$ 43,277

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,703.22
Class T	18,342.19
Class B	4,168.30
Class C	9,273.21
Total Bond	1,441,028.10
Institutional Class	3,851.18
	$ 1,493,365

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 103,444,744	$ 297,067	1,034,447
2-5 Year Duration Securitized Bond Central Fund	155,193,358	2,283,849	1,551,934
Corporate Bond 1-10 Year Central Fund	335,272,873	6,447,372	3,352,729
Mortgage Backed Securities Central Fund	365,968,286	5,495,809	3,659,683
Total	$ 959,879,261	$ 14,524,097	9,598,793

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,283 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $46,799.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 131

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $13,007. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 5,080
Institutional Class	18
$ 5,098

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
From net investment income
Class A	$ 323,624	$ 18,886	$ 180,734
Class T	404,200	17,679	235,647
Class B	49,395	5,122	75,406
Class C	151,843	5,360	39,421
Total Bond	66,246,678	9,267,073	31,294,037
Institutional Class	95,071	3,854	15,350
Total	$ 67,270,811	$ 9,317,974	$ 31,840,595
From net realized gain
Class A	$ 27,576	$ -	$ 12,832
Class T	34,295	-	23,014
Class B	5,072	-	8,379
Class C	16,001	-	2,940
Total Bond	4,768,190	-	1,632,006
Institutional Class	6,635	-	682
Total	$ 4,857,769	$ -	$ 1,679,853

Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	1,807,017	220,612	390,963
Reinvestment of distributions	26,235	1,550	16,805
Shares redeemed	(402,299)	(11,849)	(246,932)
Net increase (decrease)	1,430,953	210,313	160,836
Class T
Shares sold	2,486,610	182,921	395,729
Reinvestment of distributions	39,702	1,650	24,086
Shares redeemed	(205,396)	(24,758)	(517,046)
Net increase (decrease)	2,320,916	159,813	(97,231)
Class B
Shares sold	199,033	15,160	117,578
Reinvestment of distributions	3,593	396	6,955
Shares redeemed	(63,427)	(12,233)	(154,343)
Net increase (decrease)	139,199	3,323	(29,810)
Class C
Shares sold	1,093,114	31,118	167,899
Reinvestment of distributions	13,479	433	3,045
Shares redeemed	(146,295)	(1,096)	(62,848)
Net increase (decrease)	960,298	30,455	108,096
Total Bond
Shares sold	112,814,975	13,049,555	196,541,228
Reinvestment of distributions	6,429,214	844,577	2,948,119
Shares redeemed	(28,143,839)	(5,355,068)	(14,766,457)
Net increase (decrease)	91,100,350	8,539,064	184,722,890
Institutional Class
Shares sold	740,041	12,269	87,064
Reinvestment of distributions	5,659	202	888
Shares redeemed	(60,150)	(1,488)	(7,870)
Net increase (decrease)	685,550	10,983	80,082

Semiannual Report

12. Share Transactions - continued

	Dollars
	Period ended February 28, 2007	One month ended August 31, 2006	Year ended July 31, 2006
Class A
Shares sold	$ 18,894,780	$ 2,282,175	$ 4,048,068
Reinvestment of distributions	274,852	16,100	174,112
Shares redeemed	(4,206,952)	(122,009)	(2,534,797)
Net increase (decrease)	$ 14,962,680	$ 2,176,266	$ 1,687,383
Class T
Shares sold	$ 25,974,637	$ 1,891,613	$ 4,083,246
Reinvestment of distributions	415,571	17,127	249,752
Shares redeemed	(2,147,368)	(254,833)	(5,305,428)
Net increase (decrease)	$ 24,242,840	$ 1,653,907	$ (972,430)
Class B
Shares sold	$ 2,077,608	$ 156,534	$ 1,220,621
Reinvestment of distributions	37,646	4,113	72,205
Shares redeemed	(664,234)	(126,159)	(1,585,560)
Net increase (decrease)	$ 1,451,020	$ 34,488	$ (292,734)
Class C
Shares sold	$ 11,422,129	$ 322,468	$ 1,733,336
Reinvestment of distributions	141,237	4,501	31,492
Shares redeemed	(1,529,837)	(11,362)	(646,689)
Net increase (decrease)	$ 10,033,529	$ 315,607	$ 1,118,139
Total Bond
Shares sold	$ 1,179,189,573	$ 134,816,251	$ 1,999,048,539
Reinvestment of distributions	67,349,263	8,775,005	30,457,852
Shares redeemed	(293,655,834)	(55,377,801)	(152,010,033)
Net increase (decrease)	$ 952,883,002	$ 88,213,455	$ 1,877,496,358
Institutional Class
Shares sold	$ 7,741,078	$ 126,542	$ 891,633
Reinvestment of distributions	59,217	2,101	9,142
Shares redeemed	(627,191)	(15,324)	(80,138)
Net increase (decrease)	$ 7,173,104	$ 113,319	$ 820,637

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2007

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0407
1.804584.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007